UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Item 1.	Schedule of Investments

Marshall Funds, Inc.

Schedule of Investments

May 31, 2006 (Unaudited)

Large-Cap Value Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Shares	Value
Common Stocks - 98.7%

Consumer Discretionary - 5.1%

Apparel Retail - 0.5%
The TJX Companies, Inc.	69,600	$1,650,216

Casinos & Gaming - 0.2%
International Game Technology	20,500	763,215

Home Improvement Retail - 0.4%
Home Depot, Inc.	35,800	1,364,696

Homebuilding - 1.2%
Lennar Corp.	50,100	2,400,291
NVR, Inc. (1) (2)	2,300	1,400,700

		3,800,991

Household Appliances - 0.7%
Black & Decker Corp.	25,300	2,200,088

Housewares & Specialties - 0.7%
Newell Rubbermaid, Inc.	91,300	2,415,798

Movies & Entertainment - 0.4%
News Corp. (1)	71,800	1,369,226

Publishing - 0.3%
Gannett Co., Inc.	19,800	1,069,398

Restaurants - 0.7%
Brinker International, Inc.	43,900	1,611,130
Darden Restaurants, Inc.	16,200	573,642

		2,184,772

Total Consumer Discretionary		16,818,400

Consumer Staples - 3.1%

Agricultural Products - 1.0%
Archer-Daniels-Midland Co.	77,800	3,234,146

Packaged Foods & Meats - 0.2%
General Mills, Inc.	13,700	710,893

Tobacco - 1.9%
Altria Group, Inc.	56,200	4,066,070
Reynolds American, Inc.	8,400	923,496
UST, Inc.	32,400	1,425,924

		6,415,490

Total Consumer Staples		10,360,529

Description	Shares	Value
Common Stocks (continued)

Energy - 13.9%

Integrated Oil & Gas - 9.4%
Chevron Corp.	192,400	$11,503,596
ConocoPhillips	183,400	11,607,386
Hess Corp. (1)	24,600	3,690,000
Marathon Oil Corp.	58,200	4,367,910

		31,168,892

Oil & Gas-Exploration and Production - 3.3%
Anadarko Petroleum Corp.	22,600	1,122,542
Apache Corp. (1)	61,700	4,003,096
Devon Energy Corp. (1)	71,600	4,106,976
EOG Recources, Inc.	23,800	1,562,708

		10,795,322

Oil & Gas-Refining & Marketing - 1.2%
Valero Energy Corp.	64,700	3,969,345

Total Energy		45,933,559

Financials - 40.0%

Asset Management & Custody Banks - 1.3%
Bank of New York Co., Inc.	124,600	4,140,458

Diversified Banks - 7.1%
Comerica, Inc.	73,600	4,029,600
U.S. Bancorp	264,100	8,152,767
Wells Fargo & Co.	172,200	11,428,914

		23,611,281

Investment Banking & Brokerage - 11.4%
A.G. Edwards, Inc.	47,600	2,551,360
Goldman Sachs Group, Inc. (1)	54,400	8,211,680
Lehman Brothers Holdings, Inc.	113,600	7,566,896
Merrill Lynch & Co, Inc. (1)	152,100	11,013,561
Morgan Stanley	134,100	7,995,042

		37,338,539

Life & Health Insurance - 0.1%
Prudential Financial, Inc.(1)	3,000	228,450

Multi-Line Insurance - 1.9%
Hartford Financial Services Group, Inc.	71,900	6,322,886

Other Diversified Financial Services - 7.0%
Bank of America Corp.	235,100	11,378,840
Citigroup, Inc.	235,300	11,600,289

		22,979,129

Property & Casualty Insurance - 4.5%
Chubb Corp.	80,100	4,047,453
Fidelity National Financial, Inc.	26,600	1,103,634
First American Corp. (1)	34,600	1,452,162
Old Republic International Corp.	49,000	1,047,130
St. Paul Travelers Companies, Inc.	110,100	4,846,602
W. R. Berkley Corp.	70,750	2,431,678

		14,928,659

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks - 6.7%
BB&T Corp. (1)	93,400	$3,882,638
Fifth Third Bancorp	105,600	4,012,800
KeyCorp	103,679	3,703,414
National City Corp.	111,700	4,119,496
PNC Financial Services Group	59,800	4,120,818
TCF Financial Corp.	90,500	2,416,350

		22,255,516

Total Financials		131,804,918

Health Care - 8.4%

Biotechnology - 1.0%
Amgen, Inc. (1) (2)	23,900	1,615,401
Gilead Sciences, Inc. (1) (2)	27,400	1,570,842

		3,186,243

Health Care Distributors - 0.1%
McKesson Corp.	6,600	326,700

Health Care Services - 0.2%
Express Scripts, Inc. (2)	6,900	505,632

Health Care Technology - 0.5%
IMS Health, Inc. (1)	61,000	1,645,780

Managed Health Care - 0.5%
WellPoint, Inc. (2)	23,400	1,674,972

Pharmaceuticals - 6.1%
Abbott Laboratories (1)	88,600	3,783,220
Bristol-Myers Squibb Co. (1)	91,400	2,243,870
Johnson & Johnson	27,700	1,668,094
King Pharmaceuticals, Inc. (1) (2)	24,600	437,388
Pfizer, Inc.	467,900	11,070,514
Sepracor, Inc. (1) (2)	23,900	1,237,303

		20,440,389

Total Health Care		27,779,716

Industrials - 8.0%

Aerospace & Defense - 2.7%
General Dynamics Corp.	11,500	731,860
L-3 Communications Holdings, Inc.	30,000	2,188,800
Lockheed Martin Corp.	22,100	1,602,029
Northrop Grumman Corp.	62,200	4,023,096

		8,545,785

Building Products - 0.7%
Masco Corp. (1)	76,800	2,382,336

Description	Shares	Value
Common Stocks (continued)
Industrials (continued)

Construction & Farm Machinery & Heavy Trucks - 1.2%
Cummins, Inc.	22,200	$2,446,662
Deere & Co.	18,900	1,617,840

		4,064,502

Diversified Commercial & Professional Services – 1.9%
Cendant Corp.	244,200	3,948,714
Equifax, Inc.	67,900	2,449,832

		6,398,546

Industrial Machinery - 0.5%
Eaton Corp.	24,200	1,779,668

Railroads - 1.0%
Burlington Northern Santa Fe Corp.	16,500	1,277,265
Norfolk Southern Corp.	39,200	2,068,192

		3,345,457

Total Industrials		26,516,294

Information Technology - 6.1%

Communications Equipment - 1.2%
Motorola, Inc.	191,300	4,034,517

Computer Hardware - 2.8%
Dell, Inc. (2)	55,200	1,400,976
Hewlett Packard Co.	125,100	4,050,738
International Business Machines Corp.	45,500	3,635,450

		9,087,164

Computer Storage & Peripherals - 0.4%
Western Digital Corp. (2)	72,300	1,471,305

Data Processing & Outsourced Services - 0.5%
Fiserv, Inc. (1) (2)	26,600	1,147,790
Sabre Holdings Corp.	21,400	457,960

		1,605,750

Semiconductors - 0.7%
Advanced Micro Devices, Inc. (2)	22,900	707,381
Broadcom Corp. (1) (2)	20,250	684,653
NVIDIA Corp. (2)	37,600	864,048

		2,256,082

Systems Software - 0.5%
Microsoft Corp.	71,800	1,626,270

Total Information Technology		20,081,088

Materials - 4.6%

Commodity Chemicals - 0.8%
Lyondell Chemical Co.	102,500	2,480,500

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Diversified Chemicals - 1.0%
Dow Chemical Co.	60,900	$2,428,083
Eastman Chemical Co.	16,800	947,184

		3,375,267

Diversified Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc.	27,000	1,511,730
Phelps Dodge Corp.	44,300	3,796,067

		5,307,797

Forest Products - 0.4%
Louisiana-Pacific Corp.	59,100	1,433,766

Metal & Glass Containers - 0.3%
Ball Corp.	26,200	980,404

Steel - 0.5%
Nucor Corp.	4,900	515,823
United States Steel Corp.	18,000	1,194,840

		1,710,663

Total Materials		15,288,397

Telecommunication Services - 4.2%

Integrated Telecommunication Services - 4.2%
BellSouth Corp. (1)	58,200	1,965,414
Citizens Communications Co.	41,500	526,220
Verizon Communications	369,500	11,532,095

Total Telecommunication Services		14,023,729

Utilities - 5.3%

Electric Utilities - 2.2%
Entergy Corp.	35,900	2,516,949
FirstEnergy Corp.	12,800	670,976
Progress Energy, Inc. (1)	91,000	3,825,640

		7,013,565

Gas Utilities - 0.8%
ONEOK, Inc.	78,300	2,630,097

Independent Power Producers & Energy Traders - 0.5%
TXU Corp.	29,600	1,696,080

Multi-Utilities - 1.8%
CenterPoint Energy, Inc. (1)	203,100	2,435,169
Energy East Corp.	50,100	1,194,384
TECO Energy, Inc. (1)	161,300	2,422,726

		6,052,279

Total Utilities		17,392,021

Total Common Stocks (identified cost $298,360,534)		325,998,651

Description	Principal Amount	Value
Short-Term Investments - 15.9%

Collateral Pool Investment for Securities on Loan - 14.8%
(See Notes to the Schedule of Investments)		$48,805,596

Repurchase Agreement - 1.1%
Agreement with Morgan Stanley & Co., Inc., 5.020% dated 5/31/2006, to be repurchased at $3,682,770 on 6/01/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/21/2010, with a market value of $3,914,399 (at amortized cost)	$3,682,256	3,682,256

Total Short-Term Investments (identified cost $52,487,852)		52,487,852

Total Investments - 114.6% (identified cost $350,848,386)		378,486,503
Other Assets and Liabilities- (14.6)%		(48,228,958)

Total Net Assets - 100.0%		$330,257,545

(See Notes which are an integral part of the Schedule of Investments)

Large-Cap Growth Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Shares	Value
Common Stocks - 97.3%

Consumer Discretionary - 11.0%

Apparel Retail - 0.8%
Abercrombie & Fitch Co.	13,600	$786,760
American Eagle Outfitters, Inc. (1)	29,000	946,850

		1,733,610

Apparel, Accessories & Luxury Goods - 1.0%
Coach, Inc. (2)	78,900	2,294,412

Automotive Retail - 0.3%
AutoZone, Inc. (2)	7,100	644,183

Computer & Electronics Retail - 1.3%
Best Buy, Inc. (1)	55,400	2,936,200

Department Stores - 2.6%
J.C. Penney Co., Inc.	52,300	3,177,748
Kohl’s Corp. (1) (2)	20,460	1,098,497
Sears Holding Corp. (1) (2)	12,170	1,848,258

		6,124,503

Home Improvement Retail - 2.2%
Home Depot, Inc.	131,400	5,008,968

Homebuilding - 0.4%
D.R. Horton, Inc.	32,300	851,428

Motorcycle Manufacturers - 0.4%
Harley-Davidson, Inc.	20,600	1,026,910

Restaurants - 1.7%
Brinker International, Inc.	23,800	873,460
McDonald’s Corp.	30,980	1,027,607
Starbucks Corp. (2)	28,680	1,022,442
YUM! Brands, Inc.	20,200	1,018,080

		3,941,589

Specialty Stores - 0.3%
Staples, Inc.	28,700	674,163

Total Consumer Discretionary		25,235,966

Consumer Staples - 9.2%

Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	26,700	1,109,919

Household Products - 4.1%
Colgate-Palmolive Co.	35,500	2,142,070
Kimberly-Clark Corp.	11,000	667,370
Procter & Gamble Co.	117,650	6,382,512

		9,191,952

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Hypermarkets & Supercenters - 0.7%
Wal-Mart Stores, Inc.	34,800	$1,686,060

Packaged Foods & Meats - 1.0%
General Mills, Inc.	44,000	2,283,160

Soft Drinks - 1.9%
PepsiCo, Inc.	72,830	4,403,302

Tobacco - 1.0%
Altria Group, Inc.	31,300	2,264,555

Total Consumer Staples		20,938,948

Energy - 6.0%

Integrated Oil & Gas - 2.8%
ConocoPhillips	18,711	1,184,219
ExxonMobil Corp.	19,900	1,212,109
Hess Corp. (1)	8,800	1,320,000
Marathon Oil Corp.	17,625	1,322,756
Occidental Petroleum Corp.	13,900	1,377,351

		6,416,435

Oil & Gas-Drilling - 0.7%
Patterson-UTI Energy, Inc.	26,500	792,350
Unit Corp. (2)	15,020	899,998

		1,692,348

Oil & Gas-Exploration and Production - 1.9%
Apache Corp.	16,900	1,096,472
EOG Recources, Inc.	25,200	1,654,632
Hugoton Royalty Trust	2,098	58,073
XTO Energy, Inc.	35,200	1,450,944

		4,260,121

Oil & Gas-Refining & Marketing - 0.6%
Valero Energy Corp.	22,000	1,349,700

Total Energy		13,718,604

Financials - 9.7%

Asset Management & Custody Banks - 0.4%
Bank of New York Co., Inc.	26,600	883,918

Investment Banking & Brokerage - 3.5%
Goldman Sachs Group, Inc. (1)	20,500	3,094,474
Lehman Brothers Holdings, Inc.	11,000	732,710
Merrill Lynch & Co., Inc.	39,090	2,830,507
Morgan Stanley	19,700	1,174,514

		7,832,205

Multi-Line Insurance - 0.3%
Hartford Financial Services Group, Inc.	8,400	738,696

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Other Diversified Financial Services - 1.2%
Bank of America Corp.	13,920	$673,728
Citigroup, Inc.	25,700	1,267,010
JPMorgan Chase & Co.	18,700	797,368

		2,738,106

Property & Casualty Insurance - 0.9%
Fidelity National Financial, Inc.	31,700	1,315,233
St. Paul Travelers Companies, Inc.	14,500	638,290

		1,953,523

Real Estate Investment Trusts - 0.7%
ProLogis	33,810	1,671,905

Regional Banks - 1.2%
Synovus Financial Corp.	107,100	2,817,801

Specialized Finance - 1.0%
Moody’s Corp.	45,800	2,395,340

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp.	17,800	1,172,486

Total Financials		22,203,980

Health Care - 19.3%

Biotechnology - 5.9%
Amgen, Inc. (1) (2)	62,900	4,251,411
Biogen Idec, Inc. (2)	23,250	1,084,148
Genzyme Corp. (2)	46,700	2,778,650
Gilead Sciences, Inc (2)	97,300	5,578,208

		13,692,417

Health Care Distributors - 1.6%
AmerisourceBergen Corp.	15,400	671,286
Cardinal Health, Inc.	41,400	2,770,074
McKesson Corp.	3,800	188,100

		3,629,460

Health Care Equipment - 2.5%
Boston Scientific Corp. (2)	26,600	550,088
Medtronic, Inc. (1)	101,000	5,099,490

		5,649,578

Health Care Services - 1.8%
Caremark Rx, Inc.	23,400	1,122,498
Express Scripts, Inc. (2)	13,900	1,018,592
Medco Health Solutions, Inc. (2)	35,000	1,886,500

		4,027,590

Life Sciences Tools & Services - 0.5%
Applera Corp.	41,600	1,231,360

Description	Shares	Value
Common Stocks (continued)

Health Care (continued)

Managed Health Care - 2.8%
Aetna, Inc.	58,120	$2,235,295
Coventry Health Care, Inc. (2)	21,250	1,110,313
WellPoint, Inc. (2)	41,400	2,963,412

		6,309,020

Pharmaceuticals - 4.2%
Abbott Laboratories	16,500	704,550
Allergan, Inc.	15,700	1,488,674
Eli Lilly & Co.	28,700	1,482,068
Johnson & Johnson	58,800	3,540,936
King Pharmaceuticals, Inc. (2)	33,100	588,518
Wyeth	36,900	1,687,806

		9,492,552

Total Health Care		44,031,977

Industrials - 14.3%

Aerospace & Defense - 5.6%
Boeing Co.	82,200	6,843,151
General Dynamics Corp.	20,000	1,272,800
Lockheed Martin Corp.	57,300	4,153,677
United Technologies Corp.	12,200	762,744

		13,032,372

Construction & Engineering - 0.9%
Fluor Corp.	22,300	1,954,818

Construction & Farm Machinery & Heavy Trucks - 2.4%
Caterpillar, Inc.	56,500	4,121,675
Cummins, Inc.	11,420	1,258,598

		5,380,273

Electrical Components & Equipment - 1.3%
Emerson Electric Co.	35,400	2,921,208

Industrial Conglomerates - 1.2%
3M Co.	32,700	2,735,682

Industrial Machinery - 2.1%
Illinois Tool Works, Inc. (1)	67,400	3,346,410
Parker-Hannifin Corp.	19,000	1,482,380

		4,828,790

Railroads - 0.8%
Norfolk Southern Corp.	32,840	1,732,638

Total Industrials		32,585,781

Information Technology - 25.5%

Application Software - 1.5%
AutoDesk, Inc. (2)	62,600	2,278,014
Intuit, Inc. (1) (2)	22,100	1,221,909

		3,499,923

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment - 4.2%
Cisco Systems, Inc. (2)	288,100	$5,669,808
Harris Corp.	27,300	1,111,656
Juniper Networks, Inc. (2)	52,800	841,104
Motorola, Inc.	95,970	2,024,007

		9,646,575

Computer Hardware - 4.0%
Apple Computer, Inc. (2)	75,100	4,488,727
Dell, Inc. (2)	48,000	1,218,240
Hewlett Packard Co.	37,600	1,217,488
International Business Machines Corp.	26,500	2,117,350

		9,041,805

Computer Storage & Peripherals - 3.3%
EMC Corp. (2)	214,500	2,745,600
SanDisk Corp. (2)	41,600	2,340,832
Seagate Technology (1) (2)	45,400	1,060,090
Western Digital Corp. (1) (2)	67,000	1,363,450

		7,509,972

Data Processing & Outsourced Services - 0.4%
Affiliated Computer Services, Inc. (1) (2)	20,100	1,003,392

Internet Software & Services - 0.3%
Yahoo!, Inc. (2)	23,370	738,258

Semiconductor Equipment - 0.3%
MEMC Electronic Materials, Inc. (2)	16,650	583,083

Semiconductors - 5.8%
Advanced Micro Devices, Inc. (2)	45,300	1,399,317
Broadcom Corp. (2)	36,950	1,249,280
Freescale Semiconductor, Inc. (2)	47,100	1,469,991
Intel Corp.	225,500	4,063,510
NVIDIA Corp. (2)	23,900	549,222
Texas Instruments, Inc.	147,800	4,615,794

		13,347,114

Systems Software - 5.7%
Microsoft Corp.	331,300	7,503,946
Oracle Corp. (2)	390,300	5,550,066

		13,054,012

Total Information Technology		58,424,134

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Materials - 2.3%

Diversified Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold, Inc.	43,500	$2,435,565
Phelps Dodge Corp.	16,200	1,388,178

		3,823,743

Steel - 0.7%
Nucor Corp. (1)	14,700	1,547,469

Total Materials		5,371,212

Total Common Stocks (identified cost $215,501,929)		222,510,602

Short-Term Investments - 11.6%
Collateral Pool Investment for Securities on Loan - 9.3% (See Notes to the Schedule of Investments)		21,322,549

Repurchase Agreement - 2.3%
Agreement with Morgan Stanley & Co., Inc., 5.020% dated 5/31/2006, to be repurchased at $5,159,004 on 6/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 2/08/2016 with a market value of $5,337,898 (at amortized cost)	$5,158,285	5,158,285

Total Short-Term Investments (identified cost $26,480,834)		26,480,834

Total Investments - 108.9% (identified cost $241,982,763)		248,991,436
Other Assets and Liabilities - (8.9)%		(20,378,053)

Total Net Assets - 100.0%		$228,613,383

(See Notes which are an integral part of the Schedule of Investments)

Mid-Cap Value Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Shares	Value
Common Stocks - 97.0%

Consumer Discretionary - 14.9%

Advertising - 1.4%
The Interpublic Group of Cos., Inc. (1) (2)	1,018,400	$9,705,352

Apparel Retail - 1.5%
Ross Stores, Inc.	363,000	10,254,750

Auto Parts & Equipment - 1.8%
Johnson Controls, Inc.	145,000	12,349,650

Broadcasting & Cable TV - 1.9%
Clear Channel Communications, Inc. (1)	415,000	12,782,000

Home Furnishings - 1.9%
Furniture Brands International, Inc. (1)	610,000	13,127,200

Home Improvement Retail - 1.9%
The Sherwin-Williams Co. (1)	262,000	12,672,940

Household Appliances - 2.0%
Snap-On Tools Corp.	321,000	13,443,480

Leisure Products - 1.3%
Brunswick Corp.	252,000	9,054,360

Publishing - 1.2%
Tribune Co.	268,000	7,997,120

Total Consumer Discretionary		101,386,852

Consumer Staples - 7.3%
Brewers - 1.8%
Molson Coors Brewing Co.	194,400	12,593,232

Food Retail - 1.8%
Kroger Co.	615,000	12,367,650

Packaged Foods & Meats - 2.1%
Del Monte Foods Co.	1,185,000	14,030,400

Soft Drinks - 1.6%
Coca-Cola Enterprises, Inc.	558,000	10,970,280

Total Consumer Staples		49,961,562

Energy - 4.2%
Oil & Gas - Drilling - 2.7%
Noble Corp.	126,000	8,760,780
Patterson-UTI Energy, Inc.	331,000	9,896,900

		18,657,680

Description	Shares	Value
Common Stocks (continued)

Energy (continued)
Oil & Gas - Exploration and Production - 1.5%
Noble Energy, Inc. (1)	232,000	$10,082,720

Total Energy		28,740,400

Financials - 18.9%
Asset Management & Custody Banks - 1.5%
State Street Corp.	170,000	10,557,000

Investment Banking & Brokerage - 1.6%
Bear Stearns Companies, Inc.	80,000	10,700,000

Life & Health Insurance - 1.6%
Protective Life Corp.	247,500	10,969,200

Property & Casualty Insurance - 6.8%
ACE Ltd.	208,000	10,768,160
Ambac Financial Group, Inc.	169,000	13,545,350
SAFECO Corp. (1)	171,000	9,468,270
XL Capital Ltd.	187,000	11,833,360

		45,615,140

Regional Banks - 2.4%
AmSouth Bancorp.	295,000	7,906,000
Zions Bancorp.	104,000	8,427,120

		16,333,120

Reinsurance - 2.0%
PartnerRe Ltd.	219,500	13,481,690

Specialized Finance - 1.2%
CIT Group, Inc.	161,600	8,306,240

Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp.	182,000	11,988,340

Total Financials		127,950,730

Health Care - 10.3%
Health Care Distributors - 1.6%
AmerisourceBergen Corp.	254,000	11,071,860

Health Care Facilities - 1.9%
Community Health Systems, Inc. (2)	334,800	12,621,960

Health Care Services - 2.4%
Apria Healthcare Group, Inc. (1) (2)	387,400	7,438,080
Omnicare, Inc.	203,000	9,411,080

		16,849,160

Health Care Supplies - 1.1%
DENTSPLY International, Inc. (1)	120,000	7,176,000

Life Sciences Tools & Services - 2.0%
Fisher Scientific International, Inc. (1) (2)	192,000	14,256,000

Description	Shares	Value
Common Stocks (continued)

Health Care (continued)
Pharmaceuticals - 1.3%
Biovail Corp.	349,000	$8,571,440

Total Health Care		70,546,420

Industrials - 15.9%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (1) (2)	115,000	8,976,900

Construction & Farm Machinery & Heavy Trucks - 1.0%
Cummins, Inc.	60,500	6,667,705

Diversified Commercial & Professional Services - 2.2%
Aramark Corp.	468,000	15,327,000

Environmental & Facilities Services - 1.0%
Republic Services, Inc.	163,000	6,650,400

Human Resource & Employment Services - 3.9%
Manpower, Inc.	230,000	15,140,900
Watson Wyatt & Co. Holdings (1)	325,000	11,648,000

		26,788,900

Industrial Machinery - 2.7%
ITT Industries, Inc.	128,000	6,675,200
Parker-Hannifin Corp.	150,000	11,703,000

		18,378,200

Railroads - 1.0%
CSX Corp.	100,000	6,692,000

Trading Companies & Distributors - 1.0%
Grainger (W.W.), Inc.	93,000	6,710,880

Trucking - 1.8%
J.B. Hunt Transport Services, Inc. (1)	500,000	12,235,000

Total Industrials		108,426,985

Information Technology - 12.6%
Application Software - 3.0%
Cadence Design Systems, Inc. (2)	500,000	9,020,000
Synopsys, Inc. (2)	570,600	11,657,358

		20,677,358

Computer Storage & Peripherals - 2.0%
Electronics for Imaging, Inc. (2)	211,300	4,950,759
Lexmark International, Inc. (2)	150,000	8,587,500

		13,538,259

Data Processing & Outsourced Services - 3.2%
Computer Sciences Corp. (2)	147,500	8,296,875
Convergys Corp. (2)	430,000	8,015,200
Sabre Holdings Corp.	275,100	5,887,140

		22,199,215

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Office Electronics - 1.7%
Xerox Corp. (1) (2)	840,000	$11,533,200

Semiconductor Equipment - 1.2%
Novellus Systems, Inc. (2)	353,500	8,187,060

Semiconductors - 1.5%
Freescale Semiconductor, Inc. (2)	323,200	10,087,072

Total Information Technology		86,222,164

Materials - 5.2%
Paper Packaging - 3.4%
Packaging Corp. of America	538,000	11,459,400
Sealed Air Corp.	232,000	11,964,240

		23,423,640

Specialty Chemicals - 1.0%
Valspar Corp.	250,000	6,880,000

Steel - 0.8%
Nucor Corp. (1)	50,500	5,316,135

Total Materials		35,619,775

Telecommunication Services - 3.4%
Integrated Telecommunication Services - 1.5%
Citizens Communications Co., Class B	782,800	9,925,904

Wireless Telecommunication Services - 1.9%
Alltel Corp.	210,000	12,988,500

Total Telecommunication Services		22,914,404

Utilities - 4.3%
Electric Utilities - 1.6%
PPL Corp. (1)	380,000	11,312,600

Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group	188,000	9,719,600

Multi-Utilities - 1.3%
Xcel Energy, Inc. (1)	455,000	8,540,350

Total Utilities		29,572,550

Total Common Stocks (identified cost $563,409,104)		661,341,842

Short-Term Investments - 15.4%
Collateral Pool Investment for Securities on Loan - 12.4%		84,709,295

Description	Principal Amount	Value
Short-Term Investments (continued)

Repurchase Agreement - 3.0%
Agreement with Morgan Stanley & Co., Inc., 5.020% dated 5/31/2006, to be repurchased at $20,347,500 on 6/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/21/2010, with a market value of 21,310,086 (at amortized cost)	$20,344,613	$20,344,613

Total Short-Term Investments (identified cost $105,053,908)		105,053,908

Total Investments - 112.4% (identified cost $668,463,012)		766,395,750
Other Assets and Liabilities - (12.4)%		(84,519,461)

Total Net Assets - 100.0%		$681,876,289

(See Notes which are an integral part of the Schedule of Investments)

Mid-Cap Growth Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Shares	Value
Common Stocks - 96.4%

Consumer Discretionary - 17.5%

Apparel Retail - 2.5%
AnnTaylor Stores Corp. (2)	37,300	$1,434,558
Coldwater Creek, Inc. (1) (2)	75,000	1,927,500
Limited Brands, Inc.	49,400	1,341,704

		4,703,762

Apparel, Accessories & Luxury Goods - 0.6%
Coach, Inc. (2)	40,100	1,166,108

Broadcasting & Cable TV - 2.2%
Comcast Corp., Class A (2)	56,800	1,824,984
Grupo Televisa, S.A.	45,000	827,550
Univision Communications, Inc. (2)	38,800	1,394,860

		4,047,394

Casinos & Gaming - 4.4%
Boyd Gaming Corp.	19,000	855,000
International Game Technology	37,900	1,411,017
MGM MIRAGE (2)	40,100	1,662,546
Scientific Games Corp., Class A (2)	80,000	3,050,400
Station Casinos, Inc.	16,000	1,168,000

		8,146,963

Computer & Electronics Retail - 0.8%
GameStop Corp. (1) (2)	32,900	1,412,726

Consumer Electronics - 0.6%
Garmin Ltd. (1)	11,000	1,026,190

Department Stores - 1.2%
J.C. Penney Co., Inc.	37,500	2,278,500

Education Services - 0.8%
Laureate Education, Inc. (2)	30,000	1,416,900

Hotels, Resorts & Cruise Lines - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	26,800	1,637,480

Leisure Facilities - 1.2%
LIFE TIME FITNESS, Inc. (2)	48,400	2,214,300

Leisure Products - 0.7%
Pool Corp.	32,000	1,382,080

Restaurants - 0.7%
Panera Bread Co., Class A (2)	21,100	1,366,436

Specialty Stores - 0.9%
Office Depot, Inc. (2)	38,200	1,587,974

Total Consumer Discretionary		32,386,813

Description	Shares	Value
Common Stocks (continued)

Consumer Staples - 1.8%

Drug Retail - 1.2%
CVS Corp.	80,100	$2,234,790

Household Products - 0.6%
Central Garden & Pet Co. (2)	25,700	1,076,059

Total Consumer Staples		3,310,849

Energy - 9.8%

Coal & Consumable Fuels - 0.6%
Cameco Corp. (1)	26,000	1,078,480

Oil & Gas-Drilling - 2.0%
ENSCO International, Inc.	28,300	1,414,717
Nabors Industries Ltd. (2)	35,000	1,256,850
Patterson-UTI Energy, Inc.	37,000	1,106,300

		3,777,867

Oil & Gas-Equipment and Services - 3.3%
BJ Services Co.	51,400	1,883,810
Grant Prideco, Inc. (2)	24,700	1,186,588
National-Oilwell Varco, Inc. (2)	20,600	1,360,836
Superior Energy Services, Inc. (2)	49,400	1,625,260

		6,056,494

Oil & Gas-Exploration and Production - 3.9%
Chesapeake Energy Corp. (1)	76,000	2,324,840
Denbury Resources, Inc. (2)	72,000	2,275,200
Quicksilver Resource, Inc. (1) (2)	21,600	757,512
XTO Energy, Inc.	44,000	1,813,680

		7,171,232

Oil & Gas-Storage & Transportation - 0.0%
Kinder Morgan Management LLC (2)	0	16

Total Energy		18,084,089

Financials - 8.6%

Asset Management & Custody Banks - 3.4%
Affiliated Managers Group, Inc. (1) (2)	29,000	2,615,800
Nuveen Investments, Class A	53,000	2,380,230
T. Rowe Price Group, Inc.	17,400	1,376,340

		6,372,370

Investment Banking & Brokerage - 1.5%
A.G. Edwards, Inc.	22,500	1,206,000
GFI Group, Inc. (1) (2)	27,500	1,494,900

		2,700,900

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Property & Casualty Insurance - 0.9%
Assured Guaranty, Ltd.	70,000	$1,743,700

Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc., Class A (2)	18,500	1,431,345

Regional Banks - 0.9%
SVB Financial Group (1) (2)	35,000	1,687,700

Specialized Finance - 1.1%
Chicago Mercantile Exchange Holdings, Inc.	4,600	2,029,980

Total Financials		15,965,995

Health Care - 15.3%

Biotechnology - 2.4%
Celgene Corp. (1) (2)	46,000	1,906,700
Cephalon, Inc. (1) (2)	17,500	1,045,100
Cubist Pharmaceuticals, Inc. (2)	65,600	1,552,752

		4,504,552

Health Care Equipment - 3.7%
C.R. Bard, Inc.	20,600	1,524,606
Cytyc Corp. (2)	55,300	1,453,284
Dade Behring Holdings, Inc.	32,900	1,225,525
Hologic, Inc. (2)	26,800	1,058,332
ResMed, Inc. (2)	31,000	1,409,260

		6,671,007

Health Care Facilities - 1.6%
Psychiatric Solutions, Inc. (1) (2)	63,800	1,875,720
Sunrise Senior Living, Inc. (2)	33,400	1,118,566

		2,994,286

Health Care Services - 3.5%
Caremark Rx, Inc.	40,100	1,923,597
DaVita, Inc. (2)	32,000	1,694,720
Medco Health Solutions, Inc. (2)	26,300	1,417,570
Quest Diagnostics, Inc. (1)	24,400	1,360,056

		6,395,943

Health Care Supplies - 0.9%
Haemonetics Corp. (1) (2)	32,700	1,651,350

Health Care Technology - 1.2%
IMS Health, Inc. (1)	83,000	2,239,340

Life Sciences Tools & Services - 1.6%
Covance, Inc. (2)	31,800	1,878,426
Millipore Corp. (2)	16,500	1,145,100

		3,023,526

Description	Shares	Value
Common Stocks (continued)

Health Care (continued)

Managed Health Care - 0.4%
Humana, Inc. (2)	15,000	$759,450

Total Health Care		28,239,454

Industrials - 15.4%

Aerospace & Defense - 1.9%
Precision Castparts Corp.	31,000	1,786,530
Rockwell Collins, Inc.	30,000	1,638,000

		3,424,530

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	22,600	995,304

Airlines - 0.8%
AMR Corp. (1) (2)	24,700	609,102
US Airways Group, Inc. (1) (2)	19,800	924,660

		1,533,762

Building Products - 0.6%
Lennox International, Inc.	39,100	1,112,786

Construction & Engineering - 1.5%
Fluor Corp.	15,600	1,367,496
Jacobs Engineering Group, Inc. (2)	17,500	1,365,525

		2,733,021

Construction & Farm Machinery & Heavy Trucks – 1.2%
JLG Industries, Inc.	42,200	917,850
Joy Global, Inc.	24,700	1,327,378

		2,245,228

Diversified Commercial & Professional Services – 1.7%
Dun & Bradstreet Corp. (2)	22,300	1,625,001
West Corp. (2)	32,900	1,596,308

		3,221,309

Electrical Components & Equipment - 2.9%
Rockwell Automation, Inc.	31,000	2,116,680
Roper Industries, Inc. (1)	36,000	1,686,240
Thomas & Betts Corp. (2)	25,100	1,443,250

		5,246,170

Industrial Conglomerates – 1.6%
ITT Industries, Inc.	26,900	1,402,835
Textron, Inc.	17,500	1,591,275

		2,994,110

Industrial Machinery – 0.8%
Harsco Corp.	17,500	1,417,850

Office Services & Supplies - 0.6%
Herman Miller, Inc.	39,000	1,139,580

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Railroads - 1.3%
Norfolk Southern Corp.	22,200	$1,171,272
Union Pacific Corp.	12,500	1,160,000

		2,331,272

Total Industrials		28,394,922

Information Technology - 21.8%

Application Software - 1.6%
Transaction Systems Architects, Inc. (2)	78,000	3,046,680

Communications Equipment - 2.0%
Ciena Corp. (1) (2)	285,000	1,194,150
Corning, Inc. (2)	56,600	1,372,550
Finisar Corp. (1) (2)	235,000	1,073,950

		3,640,650

Computer Storage & Peripherals - 1.7%
Electronics for Imaging, Inc. (2)	64,600	1,513,578
Network Appliance, Inc. (2)	51,400	1,644,800

		3,158,378

Data Processing & Outsourced Services - 3.6%
Alliance Data Systems Corp. (2)	25,800	1,369,206
Electronic Data Systems Corp.	53,500	1,311,820
Mastercard, Inc., Class A (2)	20,700	930,258
Paychex, Inc.	48,400	1,776,764
VeriFone Holdings, Inc. (1) (2)	42,600	1,347,864

		6,735,912

Electronic Equipment Manufacturers - 3.5%
Agilent Technologies, Inc. (2)	65,000	2,267,850
Amphenol Corp., Class A	30,900	1,716,495
Molex, Inc.	38,500	1,366,750
Tektronix, Inc.	35,200	1,096,832

		6,447,927

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.	52,500	1,828,050

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (1) (2)	60,000	1,877,400
Webex Communications, Inc. (2)	45,300	1,488,105

		3,365,505

IT Consulting & Other Services - 0.7%
Cognizant Technology Solutions Corp. (2)	23,000	1,357,000

Semiconductor Equipment - 1.5%
Lam Research Corp. (1) (2)	36,000	1,612,440
MEMC Electronic Materials, Inc. (2)	33,000	1,155,660

		2,768,100

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors – 4.4%
Broadcom Corp., Class A (2)	24,700	$835,107
Freescale Semiconductor, Inc. (1) (2)	41,200	1,270,196
Intersil Corp.	44,200	1,185,002
Microchip Technology, Inc.	40,100	1,375,430
Micron Technology, Inc. (2)	74,700	1,237,032
Microsemi Corp. (2)	55,000	1,318,900
PMC-Sierra, Inc. (1) (2)	102,900	991,956

		8,213,623

Total Information Technology		40,561,825

Materials - 3.7%

Aluminum - 0.6%
Alcan, Inc. (1)	21,000	1,099,350

Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Co.	15,900	1,338,144

Gold - 1.2%
Bema Gold Corp. (1) (2)	192,000	1,044,480
Meridian Gold, Inc. (2)	32,000	1,000,000

		2,044,480

Industrial Gases - 0.6%
Praxair, Inc.	21,300	1,122,510

Specialty Chemicals - 0.6%
Ecolab, Inc.	29,900	1,157,429

Total Materials		6,761,913

Telecommunication Services - 2.5%

Wireless Telecommunication Services - 2.5%
American Tower Corp. (2)	31,100	963,167
Crown Castle International Corp. (2)	42,600	1,353,402
NII Holdings, Inc. (1) (2)	44,000	2,396,240

Total Telecommunication Services		4,712,809

Total Common Stocks (identified cost $154,495,065)		178,418,669

Description	Principal Amount	Value
Short-Term Investments - 20.8%
Collateral Pool Investment for Securities on Loan - 16.3%
(See Notes to the Schedule of Investments)		$30,163,356

Repurchase Agreement - 4.4%
Agreement with Morgan Stanley & Co., Inc., 5.020%, dated 5/31/2006 to be repurchased at $8,045,535 on 6/1/2006, collateralized by U.S. Government Agency Obligations with maturity on 6/21/2010, with a market value of $9,261,616 (at amortized cost)	$8,044,413	8,044,413

U.S. Treasury Bill - 0.1%
7/13/2006	100,000	99,460

Total Short-Term Investments (identified cost $38,307,229)		38,307,229

Total Investments - 117.2% (identified cost $192,802,294)		216,725,898
Other Assets and Liabilities - (17.2)%		(31,877,778)

Total Net Assets - 100.0%		$184,848,120

(See Notes which are an integral part of the Schedule of Investments)

Small-Cap Growth Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Shares	Value
Common Stocks - 96.3%

Consumer Discretionary - 14.4%

Apparel Retail - 1.3%
Coldwater Creek, Inc. (1)(2)	78,600	$2,020,020
Jos. A. Bank Clothiers, Inc. (2)	15,000	544,800

		2,564,820

Automotive Replacement Parts - 0.8%
Monro Muffler Brake, Inc.	42,900	1,549,977

Casinos & Gaming - 1.2%
Scientific Games Corp. (2)	59,200	2,257,296

Distributors - 1.1%
Keystone Automotive Industries, Inc. (2)	52,500	2,116,800

Education Services - 1.6%
Bright Horizons Family Solutions, Inc. (1)(2)	40,000	1,424,000
INVESTools, Inc. (2)	210,000	1,833,300

		3,257,300

Homebuilding - 0.8%
Desarrolladora Homex ADR (2)	45,000	1,466,100

Housewares & Specialties - 0.9%
Lifetime Brands, Inc.	60,000	1,662,000

Internet Retail - 1.6%
Blue Nile, Inc. (1)(2)	47,900	1,432,210
Vistaprint Ltd. (2)	59,300	1,878,031

		3,310,241

Leisure Facilities - 1.3%
Life Time Fitness, Inc. (2)	56,200	2,571,150

Leisure Products - 1.0%
Pool Corp.	45,100	1,947,869

Movies & Entertainment - 0.6%
Imax Corp. (1)(2)	122,000	1,119,155

Restaurants - 1.4%
Panera Bread Co., Class A (1)(2)	22,900	1,483,004
Texas Roadhouse, Inc. (2)	85,000	1,156,850

		2,639,854

Specialized Consumer Services - 0.8%
Home Solutions of America, Inc. (1)(2)	160,000	1,632,000

Total Consumer Discretionary		28,094,562

Description	Shares	Value
Common Stocks (continued)

Consumer Staples - 1.1%

Food Distributors - 0.5%
Central European Distribution Corp. (1)(2)	30,000	$960,600

Household Products - 0.6%
Central Garden & Pet Co. (2)	27,000	1,130,490

Total Consumer Staples		2,091,090

Energy - 8.2%

Oil & Gas-Drilling - 1.2%
Bronco Drilling Co. (2)	40,000	836,000
Pioneer Drilling Co. (2)	100,000	1,417,000

		2,253,000

Oil & Gas-Exploration and Production - 7.0%
BPZ Energy, Inc. (2)(3)	546,916	1,378,228
Contango Oil & Gas Co. (1)(2)	251,000	3,263,001
Denbury Resources, Inc. (2)	47,100	1,488,360
Exploration Co. of Delaware (1)(2)	208,700	1,924,214
Gasco Energy, Inc. (1)(2)	400,000	1,788,000
Petroquest Energy, Inc. (2)	158,300	1,647,903
Toreador Resources Corp. (1)(2)	76,000	2,166,000

		13,655,706

Oil & Gas-Storage & Transportation - 0.0%
Kinder Morgan Management LLC (2)	1	30

Total Energy		15,908,736

Financials - 10.6%

Asset Management & Custody Banks - 2.6%
Affiliated Managers Group, Inc. (1)(2)	30,000	2,706,000
Nuveen Investments, Class A	55,000	2,470,050

		5,176,050

Insurance Brokers - 0.7%
U.S.I. Holdings Corp. (1)(2)	100,000	1,378,000

Investment Banking & Brokerage - 1.8%
GFI Group, Inc. (1)(2)	36,900	2,005,884
OptionsXpress Holding, Inc.	50,000	1,440,500

		3,446,384

Multi-Sector Holdings - 1.1%
PICO Holdings, Inc. (1)(2)	61,000	2,074,000

Property & Casualty Insurance - 2.7%
Amerisafe, Inc. (2)	104,000	1,170,000
Assured Guaranty Ltd.	85,000	2,117,350
Tower Group, Inc.	67,200	2,083,872

		5,371,222

Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. (2)	22,200	1,717,614
Trammell Crow Co. (2)	44,600	1,544,498

		3,262,112

Total Financials		20,707,768

Description	Shares	Value
Common Stocks (continued)

Health Care - 17.8%

Biotechnology - 2.0%
Cubist Pharmaceuticals, Inc. (1)(2)	70,100	$1,659,267
CV Therapeutics, Inc. (1)(2)	42,000	699,720
Nektar Therapeutics (1)(2)	80,700	1,613,193

		3,972,180

Health Care Equipment - 6.0%
American Medical Systems Holdings, Inc. (1)(2)	74,600	1,474,842
Hologic, Inc. (2)	27,000	1,066,230
Integra LifeSciences Holdings (2)	44,400	1,706,736
Intralase Corp. (1)(2)	45,100	863,665
Natus Medical, Inc. (2)	115,000	1,434,050
NuVasive, Inc. (2)	63,000	1,035,090
ResMed, Inc. (2)	34,400	1,563,824
SonoSite, Inc. (1)(2)	37,700	1,386,606
The Spectranetics Corp. (1)(2)	70,000	907,200

		11,438,243

Health Care Facilities - 2.6%
Five Star Quality Care, Inc. (2)	190,000	2,090,000
Psychiatric Solutions, Inc. (1)(2)	64,900	1,908,060
Sunrise Senior Living, Inc. (1)(2)	34,800	1,165,452

		5,163,512

Health Care Services - 2.2%
Gentiva Health Services, Inc. (2)	96,700	1,679,679
Healthways, Inc. (2)	34,000	1,806,760
Visicu, Inc. (2)	46,300	858,402

		4,344,841

Health Care Technology - 0.7%
Emageon, Inc. (1)(2)	99,000	1,277,100

Life Sciences Tools & Services - 2.3%
ICON PLC ADR (2)	25,800	1,371,270
Illumina, Inc. (2)	61,000	1,667,130
PAREXEL International Corp. (2)	50,600	1,452,220

		4,490,620

Managed Health Care - 1.2%
Wellcare Health Plans, Inc. (1)(2)	47,000	2,338,250

Pharmaceuticals - 0.8%
First Horizon Pharmaceutical Corp. (1)(2)	78,000	1,646,580

Total Health Care		34,671,326

Description	Shares	Value
Common Stocks (continued)

Industrials - 14.8%

Aerospace & Defense - 3.9%
AAR Corp. (1)(2)	82,900	$1,996,232
BE Aerospace, Inc. (2)	95,900	2,126,103
Moog, Inc. (2)	54,300	1,888,011
TransDigm Group, Inc (2)	68,000	1,712,920

		7,723,266

Air Freight & Logistics - 1.0%
Hub Group, Inc. (2)	41,300	1,954,316

Construction & Farm Machinery & Heavy Trucks - 2.0%
Freightcar America, Inc.	16,000	965,760
Joy Global, Inc.	31,000	1,665,940
The Greenbrier Co., Inc. (1)	40,000	1,386,000

		4,017,700

Diversified Commercial & Professional Services - 2.0%
Acacia Research Corp. (1)(2)	200,000	2,396,000
CBIZ, Inc. (1)(2)	176,300	1,454,475

		3,850,475

Human Resource & Employment Services - 1.4%
On Assignment, Inc. (2)	230,000	2,718,600

Industrial Machinery - 0.7%
Kadant, Inc. (2)	60,000	1,406,400

Marine - 0.8%
American Commercial Lines, Inc. (2)	27,600	1,515,516

Office Services & Supplies - 1.4%
American Reprographics Co. (1)(2)	76,000	2,634,920

Trading Companies & Distributors - 1.6%
H&E Equipment Services, Inc. (2)	34,900	1,038,275
WESCO International, Inc. (2)	30,300	1,991,922

		3,030,197

Total Industrials		28,851,390

Information Technology - 26.7%

Application Software - 5.4%
Aspen Technology, Inc. (1)(2)	170,000	1,989,000
Concur Technologies, Inc. (2)	100,200	1,510,014
Kenexa Corp. (2)	84,900	2,572,470
Nuance Communications, Inc. (2)	173,100	1,509,432
Transaction Systems Architects, Inc. (2)	82,500	3,222,449

		10,803,365

Communications Equipment - 3.9%
Ditech Networks, Inc. (2)	136,800	1,236,672
Exfo Electro-Optical Engineering, Inc. (2)	177,200	1,141,168

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment (continued)
Finisar Corp. (1)(2)	353,300	$1,614,581
MasTec, Inc. (1)(2)	120,000	1,544,400
Oplink Communications, Inc. (1)(2)	105,000	1,983,450

		7,520,271

Computer Hardware - 0.9%
Neoware, Inc. (1)(2)	84,600	1,747,836

Computer Storage & Peripherals - 1.5%
Electronics for Imaging, Inc. (2)	66,500	1,558,095
Rackable Systems, Inc. (2)	37,000	1,402,670

		2,960,765

Data Processing & Outsourced Services - 2.7%
Euronet Worldwide, Inc. (1)(2)	54,900	1,923,147
Hypercom Corporation (2)	175,000	1,893,500
VeriFone Holdings, Inc. (1)(2)	45,000	1,423,800

		5,240,447

Electronic Equipment Manufacturers - 0.3%
PAR Technology Corp. (2)	35,000	506,800

Internet Software & Services - 4.7%
24/7 Real Media, Inc. (1)(2)	129,500	1,081,325
Akamai Technologies, Inc. (1)(2)	73,000	2,284,170
Online Resources Corp. (1)(2)	128,700	1,574,001
PlanetOut, Inc. (2)	100,000	731,000
The Knot Inc. (2)	117,600	1,928,640
Webex Communications, Inc. (1)(2)	50,000	1,642,500

		9,241,636

IT Consulting & Other Services - 0.7%
Lionbridge Technologies, Inc. (2)	204,800	1,351,680

Semiconductor Equipment - 1.8%
FormFactor, Inc. (2)	40,000	1,549,600
Rudolph Technologies, Inc. (2)	120,000	1,989,600

		3,539,200

Semiconductors - 3.4%
Cirrus Logic, Inc. (2)	220,600	1,804,508
Microsemi Corp. (1)(2)	55,000	1,318,900
Silicon Motion Technology Corp. ADR (2)	140,000	1,972,600
Trident Microsystems (1)(2)	68,900	1,521,312

		6,617,320

Systems Software - 1.4%
RSA Security, Inc. (2)	76,300	1,146,789
VASCO Data Security International, Inc. (1)(2)	181,900	1,518,865

		2,665,654

Total Information Technology		52,194,974

Description	Shares or Principal Amount	Value
Common Stocks (continued)

Materials - 1.7%
Gold - 1.7%
Bema Gold Corp. (1)(2)	205,000	$1,115,200
Kinross Gold Corp. (1)(2)	98,000	1,077,020
Meridian Gold, Inc. (2)	35,000	1,093,750

Total Materials		3,285,970

Telecommunication Services - 1.0%
Integrated Telecommunication Services - 1.0%
Cbeyond Communications, Inc. (1)(2)	100,400	1,996,956

Total Common Stocks
(identified cost $156,016,648)		187,802,772

Short-Term Investments - 35.1%
Collateral Pool Investment for Securities on Loan - 29.1%
(See Notes to the Schedule of Investments)		56,748,327

Repurchase Agreement - 6.0%
Agreement with Morgan Stanley & Co., Inc., 5.02% dated 5/31/2006, to be repurchased at $11,775,326 on 6/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/21/2010, with a market value of 13,176,014 (at amortized cost)	$11,773,685	11,773,685

Total Short-Term Investments (identified cost $68,522,012)		68,522,012

Total Investments - 131.4% (identified cost $224,538,660)		256,324,784
Other Assets and Liabilities - (31.4)%		(61,181,532)

Total Net Assets - 100.0%		$195,143,252

(See Notes which are an integral part of the Schedule of Investments)

International Stock Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Shares	Value
Common Stocks - 96.3%

Australia - 3.4%
Australian Stock Exchange Ltd.	2,838	$65,538
BHP Billiton Ltd.	83,703	1,811,127
Caltex Australian Ltd.	63,804	928,316
CSL Ltd.	1,868	72,850
Leighton Holdings Ltd.	21,197	276,856
Oxiana Ltd.	390,199	906,212
Promina Group Ltd.	49,544	212,722
QBE Insurance Group Ltd.	73,959	1,194,197
Rinker Group Ltd.	14,551	206,146
Rio Tinto Ltd. (1)	80,381	4,833,240
Santos Ltd.	256,056	2,245,601
Zinifex Ltd.	138,499	1,277,246

		14,030,051

Austria - 0.1%
Voestalpine AG	2,412	342,121

Belgium - 0.9%
Dexia (1)	31,737	778,628
KBC GROEP NV	26,000	2,797,141
Option NV (1)	5,756	137,716
Umicore	1,478	213,812

		3,927,297

Brazil - 0.3%
Petroleo Brasileiro SA, ADR	15,400	1,337,490

Canada - 1.0%
Goldcorp, Inc.	64,200	1,972,919
Husky Energy, Inc.	5,600	328,933
Imperial Oil Ltd.	15,000	539,537
IPSCO, Inc.	1,200	112,548
Teck Cominco Ltd.	10,900	693,681
Telus Corp.	8,100	326,133

		3,973,751

China - 0.5%
Aluminum Corp. of China Ltd.	304,000	244,544
PetroChina Co., Ltd.	1,698,000	1,837,355

		2,081,899

Denmark - 0.6%
A.P. Moller - Maersk A/S	307	2,481,718

Finland - 1.8%
Fortum Oyj	118,000	2,929,237
Metso Corp.	35,900	1,276,731
Nokia Oyj	151,050	3,241,925

		7,447,893

Description	Shares	Value
Common Stocks (continued)

France - 7.0%
Air France - KLM	64,355	$1,384,656
Alstom	39,289	3,334,708
BNP Paribas SA (1)	91,537	8,533,204
CNP Assurances	1,377	136,575
Compagnie Generale des Etablissements Michelin	12,989	850,538
Credit Agricole SA (1)	28,064	1,045,030
Electricite de France (1)	59,773	3,260,344
Groupe Danone	4,898	591,035
L’Oreal SA (1)	37,850	3,387,859
Schneider Electric SA	18,750	1,945,164
Societe Television Francaise 1	86,800	2,869,000
Total SA	4,840	315,947
Vivendi Universal SA	39,151	1,404,448

		29,058,508

Germany - 10.7%
Allianz AG	51,360	7,988,648
Altana AG	2,438	144,311
Bayerische Motoren Werke AG (1)	84,204	4,332,448
Commerzbank AG	123,545	4,637,915
Continental AG	2,849	311,130
Deutsche Bank AG (1)	13,819	1,586,365
Deutsche Lufthansa AG (1)	173,633	3,035,996
Fresenius Medical Care AG	4,300	703,354
GEA Group AG	164,200	2,855,428
MAN AG (1)	65,279	4,695,400
Merck KGaA	33,694	3,458,208
Metro AG (1)	64,528	3,641,389
Porsche AG, Pfd	905	872,406
ProSiebenSat.1 Media AG	3,561	92,402
Puma AG	609	222,510
Salzgitter AG	13,334	1,165,588
Siemens AG	30,600	2,633,198
Solarworld AG	911	253,455
Stada Arzneimittel AG	6,300	252,760
ThyssenKrupp AG	46,342	1,589,386
United Internet AG	2,399	133,530

		44,605,827

Greece - 0.6%
OPAP SA	76,700	2,608,226

Hong Kong - 2.9%
ASM Pacific Technology Ltd.	34,000	175,379
Cheung Kong Ltd.	171,000	1,847,516

Description	Shares	Value
Common Stocks (continued)

Hong Kong (continued)
China Mobile Ltd.	403,500	$2,090,145
China Netcom Group Corp., Ltd.	101,000	165,280
CNPC Hong Kong Ltd.	490,000	246,274
Hong Kong Exchanges & Clearing Ltd.	34,000	229,036
Hutchison Whampoa Ltd.	403,000	3,667,900
Shangri-La Asia Ltd.	98,000	191,092
Solomon Systech International Ltd.	228,000	78,342
Sun Hung Kai Properties	263,500	2,726,307
Techtronic Industries Co., Ltd.	374,000	541,622
Television Broadcasts Ltd.	18,000	103,484

		12,062,377

Indonesia - 0.7%
PT Gundang Garam Tbk	1,075,934	1,112,265
PT Telekomunikasi Indonesia Tbk	2,544,750	1,946,893

		3,059,158

Italy - 3.7%
Assicurazioni Generali SpA (1)	98,542	3,591,115
Banco Popolare di Verona e Novara Scrl	21,551	588,981
Eni SpA (1)	30,784	928,042
Fondiaria-Sai SpA (1)	7,058	276,055
IFIL - Investments SpA	51,780	286,580
Lottomatica SpA (1)	57,040	2,114,135
Marzotto SpA	5,633	21,517
Mediobanca SpA (1)	146,291	2,946,492
Pirelli & C. SpA	178,963	171,355
UniCredito Italiano SpA (1)	563,520	4,288,082

		15,212,354

Japan - 20.7%
ACOM Co., Ltd.	22,680	1,345,761
ADVANTEST Corp.	23,500	2,401,176
AISIN SEIKI Co., Ltd.	13,800	477,067
Canon Inc.	91,500	6,375,856
CASIO COMPUTER Co., Ltd.	31,700	545,850
Central Japan Railway Co.	66	664,914
Credit Saison Co., Ltd.	36,200	1,826,088
Denso Corp.	15,300	536,213
Diamond Lease Co., Ltd.	4,300	232,578
Don Quijote Co., Ltd. (1)	21,900	1,608,909
Fujikura Ltd.	22,000	250,269
Haseko Corp. (1)	897,500	3,114,040
Hitachi-High-Technologies Corp.	19,800	573,089
Jupiter Telecommunications Co., Ltd.	2,577	1,674,477
KDDI Corp.	877	5,547,620
Kenwood Corp.	81,000	158,869
Keyence Corp.	12,750	3,270,415

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Komeri Co., Ltd.	59,300	$2,059,915
Mazda Motor Corp.	32,000	193,391
Mediceo Paltac Holdings Co., Ltd.	4,600	88,153
Mitsubishi Corp.	5,600	119,774
Mitsubishi UFJ Financial Group, Inc.	214	2,942,035
Mitsui Trust Holdings, Inc.	62,000	749,384
Mizuho Financial Group, Inc.	1,224	10,017,840
Mizuho Investors Securities Co., Ltd.	84,000	241,094
Nippon Electric Glass Co., Ltd.	89,972	1,964,267
Nippon Television Network Corp.	13,200	1,886,563
Nippon Yusen Kabushiki Kaisha	82,000	534,742
Nipponkoa Insurance Co.	201,000	1,764,606
Nissan Diesal Motor Co., Ltd.	12,000	59,621
Nissan Motor Co., Ltd.	268,000	3,249,160
Nitori Co., Ltd.	33,350	1,733,594
NTT DoCoMo, Inc.	1,605	2,605,356
Santen Pharmaceutical Co., Ltd.	3,400	85,167
SBI Holdings, Inc.	4,159	1,908,060
SEGA SAMMY HOLDINGS, Inc.	47,800	1,915,441
Seven & I Holdings Co., Ltd.	43,040	1,500,609
Shinko Electric Industries Co., Ltd.	3,300	87,399
Sony Corp.	68,700	3,100,023
Sumikin Bussan Corp.	26,000	105,745
Sumisho Lease Co., Ltd.	1,700	97,707
Sumitomo Metal Industries, Ltd.	151,000	2,008,566
Suzuki Motor Corp. Ltd.	217,900	5,077,934
Tokyo Electron Ltd.	36,900	2,615,343
TOKYO STEEL MANUFACTURING Co., Ltd.	23,300	523,022
TOKYO TEKKO Co., Ltd.	4,000	39,866
UFJ NICOS Co., Ltd.	161,645	1,369,281
USS Co., Ltd.	19,520	1,351,425
Yamada Denki Co., Ltd.	25,700	2,647,589
Yamaha Motor Co., Ltd.	25,800	695,545
YAMATO KOGYO Co., Ltd.	2,100	46,621

		85,988,029

Malaysia - 0.5%
British American Tobacco PLC	4,700	52,132
Bumiputra-Commerce Holdings Bhd	125,100	210,264
Digi.com Berhad	113,400	315,912
Genting Berhad	7,900	48,989
IOI Corp., Berhad	21,400	88,493
Resorts World Berhad	374,805	1,259,704
Shell Refining Co., Berhad	19,800	55,649
Telekom Malaysia Berhad	68,000	168,644

		2,199,787

Description	Shares	Value
Common Stocks (continued)

Netherlands - 3.8%
Aegon NV	372,996	$6,220,159
European Aeronautic Defence and Space Company	12,527	446,305
Fortis (1)	31,700	1,154,986
Heineken NV	49,190	1,966,971
ING Groep NV	134,739	5,269,204
Vedior NV	30,661	657,420

		15,715,045

New Zealand - 0.0%
Fletcher Building Ltd.	5,933	34,326

Norway - 3.8%
Norsk Hydro ASA	230,200	6,486,630
Petroleum Geo-Services ASA	58,300	3,672,921
SeaDrill Ltd.	130,400	2,057,368
Statoil ASA (1)	123,100	3,625,875

		15,842,794

Poland - 0.1%
KGHM Polska Miedz SA	12,725	407,270

Russian Federation - 0.3%
GMK Norilsk Nickel, ADR	6,400	1,106,560
LUKOIL, ADR	1,300	101,857

		1,208,417

Singapore - 0.9%
Chartered Semiconductor Manufacturing Ltd.	975,000	928,312
MobileOne Ltd.	49,000	63,417
Singapore Airlines Ltd.	51,000	402,011
Singapore Telecommunications Ltd.	1,086,950	1,727,845
StarHub Ltd.	51,000	69,329
United Overseas Bank Ltd.	72,000	680,437
United Test and Assembly Center Ltd.	101,000	51,976

		3,923,327

South Korea - 1.0%
Kookmin Bank, ADR	5,400	434,592
Samsung Electronics Co., Ltd.	3,530	2,270,886
Shinhan Financial Group Co., Ltd.	33,064	1,509,302

		4,214,780

Spain - 3.0%
ACS SA	108,880	4,340,930
Banco Santander Central Hispano SA	565,448	8,159,708

		12,500,638

Sweden - 1.7%
JM AB	7,300	500,556
Lindex AB (2)	9,800	146,459

Description	Shares	Value
Common Stocks (continued)

Sweden (continued)
Nordea Bank AB	226,500	$2,734,413
Skandinaviska Enskilda Banken AB, Class A (1)	47,400	1,131,373
Telefonaktiebolaget LM Ericsson, Class B	755,017	2,416,956

		6,929,757

Switzerland - 5.9%
Converium Holding AG	14,564	173,929
Credit Suisse Group	166,946	9,639,433
Julius Baer Holding Ltd., AG	31,956	2,819,715
Nestle SA	9,905	2,955,125
Novartis AG-REG	52,767	2,925,464
Swatch Group AG	15,015	2,436,385
UBS AG	32,296	3,652,785
Zurich Financial Services AG (2)	123	27,814

		24,630,650

Taiwan - 1.6%
Advanced Semiconductor Engineering, Inc.	410,000	420,499
Chi Mei Optoelectronics Corp.	775,000	909,076
Compal Electronics	1,482,000	1,512,814
High Tech Computer Corp.	9,000	264,276
Hon Hai Precision Industry Co., Ltd.	204,022	1,297,819
Nanya Technology Corp.	133,000	84,895
Taiwan Semiconductor Manufacturing Co., Ltd.	1,239,945	2,311,852

		6,801,231

Thailand - 0.3%
Bangkok Bank PCL	505,300	1,414,954

Turkey - 0.9%
Dogan Sirketler Grubu Holding AS	296,292	989,051
Eregli Demir ve Celik Fabrikalari AS	107,659	457,571
Koc Holding AS	172,544	672,958
Petkim Petrokimya Holding AS	36,395	123,357
Tofas Turk Otomobil Fabrikasi	62,222	153,644
Tupras-Turkiye Petrol Rafinerileri AS	44,668	759,389
Turkcell Iletisim Hizmetleri	51,019	233,229
Turkiye Is Bankasi	19,393	114,511
Vestel Elektronik Sanayi ve Ticaret AS	23,444	61,219

		3,564,920

United Kingdom - 17.2%
Antofagasta PLC	64,220	2,504,705
ARM Holdings PLC	1,117,100	2,447,729
Ashtead Group PLC	51,617	193,045
AstraZeneca PLC	150,281	7,940,907
AWG PLC	31,618	645,827
BHP Billiton PLC	150,539	2,962,624
British American Tobacco PLC	226,906	5,673,323

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United Kingdom (continued)
British Sky Broadcasting Group PLC	354,900	$3,527,990
Collins Stewart Tullett PLC	221,485	2,974,481
Diageo PLC	213,750	3,506,142
Hays PLC	40,699	122,335
HSBC Holdings PLC	487,216	8,468,671
Kingfisher PLC	697,300	2,953,984
London Stock Exchange PLC	1	12
Marks & Spencer Group PLC	124,843	1,267,748
National Grid PLC	207,682	2,355,851
NETeller PLC	57,597	675,740
Next PLC	103,452	3,144,409
Prudential PLC	240,900	2,642,393
Reuters Group PLC	430,800	3,049,767
Royal Dutch Shell PLC, Class A	354,207	11,726,518
Smiths Group PLC	171,700	2,847,954

		71,632,155

United States - 0.4%
News Corp. (1)	89,025	1,738,441

Venezuela - 0.0%
Compania Anonima Nacional Telefonos de Venezuela, ADR	3,500	65,765

Total Common Stocks (identified cost $351,126,923)		401,040,965

Rights - 0.0%
JM AB Rights (2)	6,000	6,682
Lottomatica SpA Rights (2)	45,000	117,921

Total Rights (identified cost $0)		124,603

Short-Term Investments - 14.7%
Collateral Pool Investment for Securities on Loan - 12.5%
(See Notes to the Schedule of Investments)		52,112,932

Repurchase Agreement - 2.2%
Agreement with IBT Corp., 4.25%, dated 5/31/2006, to be repurchased at $9,324,929 on 6/1/2006, collateralized by various U.S. Government Agency Obligations with various maturities to 3/15/2032, with a market value of $9,790,020 (at amortized cost)	$9,323,829	9,323,829

Total Short-Term Investments (identified cost $61,436,761)		61,436,761

Total Investments - 111.0% (identified cost $412,563,684)		462,602,329
Other Assets and Liabilities - (11.0)%		(45,493,247)

Total Net Assets - 100.0%		$417,109,082

(See Notes which are an integral part of the Schedule of Investments)

International Stock Fund

Industry Division

May 31, 2006 (Unaudited)

Industry	Market Value	% of Total Net Assets
Aerospace and Defense	$446,305	0.1%
Airlines	4,822,663	1.2
Apparel	222,510	0.0
Automobiles	16,284,906	3.9
Beverages	5,473,113	1.3
Chemicals	337,169	0.1
Commercial Banks	65,288,230	15.7
Commercial Services	972,800	0.2
Computers	1,777,090	0.4
Construction Materials	240,472	0.1
Cosmetics	3,387,859	0.8
Distribution/Wholesale	798,608	0.2
Diversified Financial Services	26,805,329	6.4
Diversified Holding Companies	8,471,917	2.0
Diversified Manufacturing	5,481,152	1.3
Electronics	21,129,469	5.1
Energy	253,455	0.1
Engineering & Construction	8,232,382	2.0
Entertainment	5,982,065	1.4
Food & Staple Retailing	7,187,549	1.7
Health Care Products & Services	703,354	0.2
Home Furnishings	3,320,111	0.8
Insurance	29,497,415	7.1
Internet	2,041,590	0.5
Leisure Time	2,610,986	0.6
Lodging	240,081	0.0
Machinery	9,848,461	2.4
Media	16,346,572	3.9
Metals & Mining	20,728,694	5.0
Office Equipment	6,375,856	1.5
Oil & Gas	37,193,703	8.9
Pharmaceuticals	14,967,820	3.6
Real Estate	4,573,824	1.1
Retail	20,851,028	5.0
Semiconductor Equipment & Products	11,472,613	2.8
Steel Producers	4,276,723	1.0
Textiles	21,517	0.0
Telecommunications	21,122,164	5.1
Tobacco	6,926,213	1.7
Transportation	3,681,373	0.9
Utilities	645,827	0.2

Total Common Stocks	401,040,965	96.3
Rights	124,603	0.0
Collateral Pool Investment for Securities on Loan	52,112,932	12.5
Repurchase Agreement	9,323,829	2.2

Total Investments	462,602,329	111.0
Other Assets and Liabilities	(45,493,247)	(11.0)

Total Net Assets	$417,109,082	100.0%

(See Notes to Schedule of Investments)

Government Income Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 1.5%
Federal Home Loan Mortgage Corporation - 0.3%
5.340%, 8/25/2031, (Series T-32-A1) (4)(5)	$1,578,446	$1,586,696

Other Financial - 1.2%
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029 (5)	4,152,170	4,129,101
Structured Asset Securities Corporation, 4.910%, 8/25/2034 (Series 2004-16XS-A2) (5)	2,552,786	2,539,476

		6,668,577

Total Asset-Backed Securities (identified cost $8,291,721)		8,255,273

Collateralized Mortgage Obligations - 11.3%

Federal Home Loan Mortgage Corporation - 4.3%
5.000%, 10/15/2029, REMIC (Series 2745-AY) (5)	5,000,000	4,781,530
5.000%, 10/15/2031, REMIC (Series 2543-LN) (1)	4,860,954	4,735,372
5.000%, 5/15/2033, REMIC (Series 2791-BL) (5)	2,702,351	2,589,955
5.000%, 10/15/2034, REMIC (Series 2876-DQ)	691,986	676,287
5.000%, 4/15/2035, REMIC (Series 2963-ED) (1)	3,175,910	2,892,743
5.500%, 10/15/2035, REMIC (Series 3058-WC) (1)	4,548,487	4,523,979
6.500%, 10/15/2016, REMIC (Series 1702-PK) (5)	3,574,894	3,588,182

		23,788,048

Federal National Mortgage Association - 2.0%
4.000%, 10/25/2032, REMIC (Series 2003-28-GA)	560,285	516,601
5.000%, 10/25/2016, REMIC (Series 2003-16-PD) (5)	3,099,228	3,104,044
5.330%, 1/25/2031, REMIC (Series 2001-25-FA) (4)(5)	5,000,000	4,872,845
5.500%, 11/25/2035, REMIC (Series 2005-100-DA) (1)	2,546,568	2,514,288

		11,007,778

Government National Mortgage Association - 0.1%
4.500%, 11/16/2028, REMIC (Series 2003-77-TE) (5)	284,437	283,775

Other Financial - 4.9%
Countrywide Home Loans, 5.750%, 3/25/2033 (Series 2003-J1-1A8) (5)	1,975,000	1,959,196
GSR Mortgage Loan Trust 2005-5F, Class 2A8, 5.500%, 6/25/2035 (5)	6,000,000	5,605,998
Master Asset Securitization Trust, 5.000%, 3/25/2034, REMIC (Series 2004-3-4A5) (5)	15,215,000	14,640,816
Residential Accredit Loans, Inc., 4.000%, 7/25/2033 (Series 2003-QR24-A5) (5)	2,015,531	1,972,296
Structured Asset Securities Corporation, 5.250%, 8/25/2033 (Series 2003-21-2A2) (5)	3,572,986	3,369,905
Washington Mutual, 3.530%, 10/25/2033, REMIC (Series 2003-AR10-A3A) (5)	45,929	45,780

		27,593,991

Total Collateralized Mortgage Obligations (identified cost $64,476,503)		62,673,592

Description	Principal Amount	Value
Corporate Bonds & Notes - 3.6%
Automotive & Related - 0.5%
DaimlerChrysler North America Holding Corp., 4.700%, 3/7/2007 (4)(5)	$3,000,000	$3,002,433

Banks - 0.9%
Suntrust Bank, 5.090%, 4/21/2008 (4)	5,000,000	5,001,560

Financial Services - 1.7%
SLM Corp. FRN, (Series MTNA), 5.110%, 9/15/2006 (4)(5)	5,000,000	5,008,525
SLM Corp. FRN, (Series MTNA), 5.240%, 7/27/2009 (4)(5)	4,000,000	4,002,764

		9,011,289

Insurance - 0.5%
HSB Capital I, Company Guarantee, 5.978%, 7/15/2027 (4)	3,000,000	3,002,946

Total Corporate Bonds & Notes (identified cost $19,968,950)		20,018,228

Mortgage-Backed Securities - 51.8%

Federal Home Loan Mortgage Corporation - 2.7%
5.000%, 8/1/2014(5)	4,122,340	3,996,684
5.000%, 10/1/2033(1)	3,871,142	3,645,822
5.500%, 11/1/2018(5)	4,921,674	4,858,008
6.500%, 9/1/2016	318,115	323,009
7.000%, 11/1/2009	221,733	223,125
7.500%, 9/1/2013	124,868	130,491
7.500%, 4/1/2024	318,973	332,469
7.500%, 4/1/2027	182,013	189,659
8.000%, 8/1/2030	247,101	262,249
8.500%, 9/1/2024	169,105	181,811
9.000%, 6/1/2019	330,183	353,339
9.500%, 2/1/2025	257,235	278,771

		14,775,437

Federal National Mortgage Association - 45.6%
5.000%, 6/1/2016(6)	6,000,000	5,795,628
5.000%, 5/1/2018(1)	3,088,770	2,992,790
5.000%, 7/1/2035(1)	5,582,161	5,238,138
5.000%, 6/1/2036(6)	45,000,000	42,215,625
5.500%, 1/1/2023(1)	3,338,872	3,258,829
5.500%, 10/1/2024(1)	3,854,777	3,757,047
5.500%, 2/1/2033	2,084,901	2,016,887
5.500%, 6/1/2035(1)	6,807,899	6,558,532
5.500%, 6/1/2036(6)	110,000,000	105,943,751
6.000%, 9/1/2013(5)	1,429,030	1,437,859
6.000%, 10/1/2016	841,220	847,215
6.000%, 6/1/2036(6)	60,000,000	59,268,720
6.500%, 9/1/2016	512,274	521,586
6.500%, 9/1/2016(5)	1,038,274	1,057,147

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association (continued)
6.500%, 8/1/2030(1)	$5,236,304	$5,309,916
6.500%, 12/1/2031	325,966	330,035
7.000%, 12/1/2010(5)	390,522	391,864
7.000%, 3/1/2029	470,258	483,087
7.000%, 7/1/2029(5)	1,333,733	1,370,119
7.000%, 2/1/2030(5)	1,053,277	1,082,011
7.500%, 12/1/2009(5)	831,001	842,004
7.500%, 10/1/2030	203,001	210,765
8.000%, 10/1/2028(5)	1,579,886	1,679,766
8.000%, 4/1/2030	376,880	400,227

		253,009,548

Government National Mortgage Association - 3.5%
5.000%, 4/15/2034(1)	2,542,952	2,422,042
5.500%, 9/15/2033(1)	6,351,038	6,185,327
6.000%, 12/20/2033(1)	7,378,780	7,342,964
6.500%, 9/15/2032	1,384,580	1,411,188
7.000%, 6/15/2029	579,260	599,086
7.000%, 8/15/2031	325,317	336,370
8.500%, 6/15/2010	325,804	335,318
9.000%, 11/15/2009(5)	516,880	528,807
9.000%, 1/15/2010	172,219	177,048
9.500%, 10/15/2024	120,083	131,769

		19,469,919

Total Mortgage-Backed Securities (identified cost $292,768,983)		287,254,904

U.S. Treasury Bonds & Notes - 68.1%
2.375%, 8/31/2006(5)	25,000,000	24,848,650
2.625%, 11/15/2006(5)	20,000,000	19,782,820
3.000%, 12/31/2006(5)	40,000,000	39,529,720
3.125%, 1/31/2007(5)	25,000,000	24,683,600
3.500%, 11/15/2006(5)	10,000,000	9,932,040
3.875%, 9/15/2010(1)	20,000,000	19,125,800
4.000%, 8/31/2007(1)	10,000,000	9,874,220
4.000%, 4/15/2010 (1)	10,000,000	9,646,490
4.375%, 1/31/2008(1)	25,000,000	24,737,325
4.375%, 11/15/2008(1)	20,000,000	19,700,800
4.875%, 4/30/2011	50,000,000	49,646,500
5.125%, 5/15/2016(1)	85,000,000	85,092,990
7.000%, 7/15/2006(5)	40,000,000	40,103,160

Total U.S. Treasury Bonds & Notes (identified cost $378,780,446)		376,704,115

Description	Principal Amount	Value
Short-Term Investments - 45.7%
Collateral Pool Investment for Securities on Loan - 42.3%
(See Notes to the Schedule of Investments)		$234,422,027

Repurchase Agreement - 3.4%
Agreement with Morgan Stanley & Co., Inc., 5.020% dated 5/31/2006, to be repurchased at $18,954,041 on 6/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 3/8/2012, with a market value of $23,020,994 (at amortized cost)	$18,951,398	18,951,398

Total Short-Term Investments (identified cost $253,373,425)		253,373,425

Total Investments - 182.0% (identified cost $1,017,660,028)		1,008,279,537
Other Assets and Liabilities - (82.0)%		(454,234,403)

Total Net Assets - 100.0%		$554,045,134

(See Notes which are an integral part of the Schedule of Investments)

Intermediate Bond Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 2.0%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009 (5)	$6,000,000	$5,983,902
Green Tree Home Improvement Loan Trust 1998-B, Class HEB1, 7.810%, 11/15/2029 (5)	4,844,198	4,817,284
Structured Asset Securities Corp. Trust 2004-16XS, Class A2, 4.910%, 8/25/2034 (4)	2,552,786	2,539,476

Total Asset-Backed Securities (identified cost $13,396,666)		13,340,662

Collateralized Mortgage Obligations - 3.9%
Federal Home Loan Mortgage Corporation - 2.3%
5.000%, 10/15/2029, (Series 2745-AY)	605,000	578,565
5.500%, 7/15/2032, (Series 2686-MH) (1)	10,000,000	9,571,710
5.500%, 10/15/2035, (Series 3058-WC) (1)	5,306,568	5,277,976

		15,428,251

Federal National Mortgage Association - 0.4%
5.500%, 11/25/2035, (Series 2005-100-DA) (1)	2,546,568	2,514,288

Other Financial - 1.2%
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	2,654,474	2,600,479
GSR Mortgage Loan Trust 2005-5F, Class 2A8, 5.500%, 6/25/2035 (5)	4,000,000	3,737,332
Prudential Home Mortgage Securities 1993-H, Class 2B, 6.980%, 9/28/2008 (4) (7)	43,506	43,220
Residential Accredit Loans, Inc., Class A5, (Series 2003-QR24) 4.000%, 7/25/2033	2,015,531	1,972,296

		8,353,327

Total Collateralized Mortgage Obligations (identified cost $27,241,249)		26,295,866

Corporate Bonds & Notes - 39.6%
Aerospace/Defense - 0.6%
BAE Systems Holdings, Inc., Note, 4.750%, 8/15/2010 (7)	2,000,000	1,922,276
United Technologies Corp., 4.375%, 5/1/2010 (1)	2,000,000	1,921,330

		3,843,606

Automotive & Related - 1.3%
DaimlerChrysler North America Holding Corp., Company Guarantee, 4.700%, 3/7/2007 (4)(5)	4,000,000	4,003,244
General Motors Acceptance Corp., Note, 6.875%, 8/28/2012 (1)	5,000,000	4,653,385

		8,656,629

Banks - 6.4%
Bank of America Corp., Sr. Unsecured Note, 5.249%, 8/2/2010 (1) (4)	7,000,000	7,016,513
Citicorp, Sub. Note, (Series MTNF), 6.375%, 11/15/2008 (1)	7,000,000	7,152,383
CSFB London - 7.90%, 5/1/46 (7)	5,000,000	5,094,814
NationsBank Corp., Sub. Note, 7.800% 9/15/2016	2,000,000	2,273,544
Suntrust Bank, 5.090%, 4/21/2008 (4)	5,000,000	5,001,560
U.S. Bank NA, Sr. Note, (Series BKNT), 4.400%, 8/15/2008	10,000,000	9,797,730

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)
Banks (continued)

UBS Preferred Funding Trust, 8.622%, 10/1/2049	$7,000,000	$7,734,349

		44,070,893

Beverages & Foods - 1.9%
General Mills, Inc., Note, 3.875%, 11/30/2007 (5)	5,000,000	4,879,635
Kraft Foods, Inc., Note, 5.250%, 6/1/2007 (5)	5,000,000	4,977,980
Safeway Inc., 5.315%, 3/27/2009 (4)	3,000,000	3,004,215

		12,861,830

Broker/Dealers - 2.9%
Goldman Sachs Group, Inc., Note, 4.500%, 6/15/2010	6,000,000	5,759,022
Merrill Lynch & Co., Sr. Note, (Series MTNC), 3.000%, 4/30/2007 (5)	7,000,000	6,839,623
Morgan Stanley, Sr. Note, (Series MTNF), 5.193%, 1/18/2008 (4)(5)	7,000,000	7,013,867

		19,612,512

Construction Equipment - 0.6%
CRH America, Inc., Note, 6.950%, 3/15/2012	4,000,000	4,176,640

Corporate - Other - 0.8%
Core Investment Grade Bond, 4.659%, 11/30/2007 (4)	5,451,853	5,378,825

Domestic & International Oil - 0.4%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	2,500,000	2,448,380

Electrical Equipment - 0.7%
General Electric Co., Note, 5.000%, 2/1/2013	5,000,000	4,814,565

Financial Services - 11.9%
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007 (1)	5,000,000	4,931,080
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,441,365
Countrywide Home Loans, Global Bond, 2.875%, 2/15/2007 (5)	5,000,000	4,912,450
General Electric Capital Corp., Note, (Series MTNA), 6.125%, 2/22/2011	5,000,000	5,117,215
General Electric Capital Corp., Note, 4.480%, 3/4/2008 (4)	4,000,000	4,005,092
John Deere Capital Corp., Note, (Series MTND), 4.400%, 7/15/2009	6,000,000	5,809,134
JPMorgan Chase & Co., Note, 4.600%, 1/17/2011 (1)	5,000,000	4,802,425
Lehman Brothers Holdings, 5.750%, 5/17/2013	5,000,000	4,954,595
Morgan Stanley, 5.375%, 10/15/2015 (1)	5,000,000	4,778,690
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.875%, 2/15/2008	4,000,000	3,897,076
Residential Capital Corp., 6.000%, 2/22/2011	5,000,000	4,853,035
Residential Capital Corp., 6.500%, 4/17/2013	4,000,000	3,917,188
Residential Capital Corp., Unsecured, 6.335%, 6/29/2007 (1) (4)	7,000,000	7,024,570
SLM Corp., (Series MTNA), 5.110%, 9/15/2006 (4)(5)	5,000,000	5,003,455
SLM Corp., Note, (Series MTNA), 5.240%, 7/27/2009 (4)	5,000,000	5,008,525
SLM Corp., Note, (Series MTNA), 5.625%, 04/10/2007(5)	5,000,000	5,006,415
UBS Preferred Funding Trust, 6.243%, 5/15/2016	5,000,000	5,008,400

		81,470,710

Forest Products & Paper - 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,502,603

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)
Healthcare Providers & Services - 1.2%
United Healthcare Group, Unsecured, 4.903%, 3/2/2009 (4)	$8,000,000	$7,990,768

Home Builders - 1.2%
Centex Corp., Note, (Series MTN), 5.399%, 8/1/2007 (5)	8,000,000	8,005,984

Insurance - 3.7%
AIG SunAmerica Global Financial, Bond, 5.850%, 8/1/2008 (7)	7,000,000	7,045,374
Berkshire Hathaway Finance Corp., Company Guarantee, 4.750%, 5/15/2012 (1)	4,000,000	3,799,972
GE Global Insurance Holding, Note, 7.500%, 6/15/2010	4,825,000	5,121,390
HSB Capital I, Company Guarantee, 5.978%, 7/15/2027 (4)	4,000,000	4,003,928
Prudential Funding Corp., Note, (Series MTN), 6.600%, 5/15/2008 (7)	5,000,000	5,094,855

		25,065,519

Leasing - 0.3%
International Lease Finance Corp., Note, 4.500%, 5/1/2008 (1)	2,000,000	1,962,258

Media - 0.8%
Comcast Corp., Company Guarantee, 4.950%, 6/15/2016 (1)	6,000,000	5,392,032

Personal Credit - 0.7%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	5,000,000	4,688,670

Real Estate - 0.6%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	4,000,000	3,993,580

Short-Term Business Credit - 0.7%
CIT Group, Inc., Sr. Note, 3.650%, 11/23/2007 (1)	5,000,000	4,869,965

Telecommunications - 2.5%
Embarq Corp., 6.738%, 6/1/2013	2,000,000	2,005,266
Telecom Italia Capital, Note, 5.629%, 2/01/2011 (4)	3,000,000	3,019,821
Verizon Global Funding, Note, 4.900%, 9/15/2015 (1)	1,000,000	906,637
Verizon Global Funding, Note, 7.375%, 9/1/2012 (1)	3,000,000	3,210,048
Vodaphone Group PLC, 5.500%, 6/15/2011	3,000,000	2,947,488
Vodaphone Group PLC, 5.750%, 3/15/2016	5,000,000	4,793,915

		16,883,175

Total Corporate Bonds & Notes (identified cost $273,830,470)		268,689,144

Government Agencies - 0.7%
Federal Home Loan Bank - 0.7%
5.430%, 11/17/2008	5,000,000	5,018,760

Total Government Agencies (identified cost $4,972,550)		5,018,760

Description	Principal Amount	Value
Mortgage-Backed Securities - 11.1%
Federal Home Loan Mortgage Corporation - 0.1%
7.500%, 2/1/2031	$498,753	$518,605
7.500%, 6/1/2031	154,192	160,287

		678,892

Federal National Mortgage Association - 10.9%
5.000%, 7/1/2035 (1)	2,751,049	2,581,504
5.500%, 11/1/2018 (1)	10,969,539	10,826,738
5.500%, 6/1/2036 (6)	20,000,000	19,262,500
6.000%, 6/1/2036 (6)	40,000,000	39,512,479
6.500%, 10/1/2031	765,627	775,185
7.000%, 12/1/2015	771,270	792,203

		73,750,609

Government National Mortgage Association - 0.1%
7.000%, 3/15/2032	633,720	655,143

Total Mortgage-Backed Securities (identified cost $76,611,615)		75,084,644

U.S. Treasury Bonds & Notes - 38.1%
3.500%, 11/15/2006 (5)	10,000,000	9,932,040
4.375%, 1/31/2008 (1)	25,000,000	24,737,325
4.375%, 11/15/2008 (1)	50,000,000	49,252,000
4.875%, 4/30/2011	50,000,000	49,646,500
5.125%, 5/15/2016 (1)	125,000,000	125,136,750

Total U.S. Treasury Bonds & Notes (identified cost $260,175,528)		258,704,615

Total Investment in Securities – 95.4% (identified cost $656,228,078)		647,133,691
Short-Term Investments - 52.3%
Collateral Pool Investment for Securities on Loan - 39.4%
(See Notes to the Schedule of Investments)		267,258,442

Repurchase Agreement - 12.9%
Agreement with Morgan Stanley & Co., Inc., 5.020% dated 5/31/2006 to be repurchased at $87,365,193 on 6/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 2/8/2016, with a market value of $92,569,918 (at amortized cost)	87,353,012	87,353,012

Total Short-Term Investments (identified cost $354,611,454)		354,611,454

Total Investments - 147.7% (identified cost $1,010,839,532)		1,001,745,145
Other Assets and Liabilities - (47.7)%		(323,334,774)

Total Net Assets - 100.0%		$678,410,371

(See Notes which are an integral part of the Schedule of Investments)

Intermediate Tax-Free Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description/Credit Rating (9)	Principal Amount	Value
Municipals - 96.0%

Arizona - 7.1%
Maricopa County, AZ, School District No. 28 Kyrene
Elementary, (Series 2001 A), GO UT, 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	$1,385,000	$1,476,576
Phoenix, AZ, Civic Improvement Corp., Jr. Lien Water System Revenue Refunding Construction Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	546,180
Phoenix, AZ, Civic Improvement Corp., Subordinate Excise Tax Revenue Bonds, (Series 2003 A), 5.000%, (MBIA Insurance Corp.)/(Original Issue Yield: 3.87%), 7/1/2015 AAA/Aaa	1,000,000	1,057,250
University of Arizona System Revenue Refunding Bonds, Series 2003, 5.000% (FGIC) (Original Issue Yield: 3.92%), 6/1/2016 AAA/Aaa	2,725,000	2,869,316

		5,949,322

Arkansas - 0.6%
Arkansas Development Finance Authority, State Agency Facilities Construction Bonds, Revenue Department Building Commission Project, (Series 1997), Revenue Bonds, 5.000%, (AMBAC INS)/(Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa	475,000	483,636

Colorado - 8.6%
Eagle, Garfield & Routt Counties, CO, School District No. RE 50J, GO UT Refunding Bonds, 4.750%, (FSA State Aid Withholding)/(Original Issue Yield: 3.88%), 12/1/2018 AAA/Aaa	1,000,000	1,051,040
El Paso County, CO, School District No. 49 Falcon, GO UT Series 2002, 5.750%, (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa	1,875,000	2,057,512
Larimer County, CO, School District No. R-1 Poudre, GO UT Refunding Bonds, (Series 1998), 5.250%, (State Aid Withholding)/(Original Issue Yield: 4.65%), 12/15/2009 AA-/Aa3	2,500,000	2,588,375
University of Northern Colorado, Auxiliary Facilities System Revenue Refunding & Improvement Bonds Series 2005, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.88%), 6/1/2017 AAA/Aaa	1,445,000	1,531,917

		7,228,844

Florida - 1.9%
Lee County, FL, Transportation Facilities, Sanibel Bridges & Causeway Project, (Series 2005 B), Revenue Bonds, 5.000%, (CIFG)/(Original Issue Yield: 3.95%), 10/1/2018 AAA/Aaa	1,525,000	1,613,389

Georgia - 5.0%
Coweta County, GA, Water & Sewer Authority Revenue Refunding Bonds, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.79%), 6/1/2017 NR/Aaa	1,200,000	1,291,464
DeKalb County, GA, GO UT Refunding Bonds, (Series 2003 A), 5.000%, (Original Issue Yield: 2.15%), 1/1/2007 AA+/Aaa	1,790,000	1,804,624
Georgia Municipal Electric Authority, Project One Subordinated Revenue Bonds, (Series 1998 A), 5.250%, (MBIA Insurance Corp.)/(Original Issue Yield: 4.70%), 1/1/2014 AAA/Aaa	1,000,000	1,079,580

		4,175,668

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

Hawaii - 5.1%
State of Hawaii GO UT Bonds 2005, (Series DF), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.41%), 7/1/2012 AAA/Aaa	$2,000,000	$2,120,100
State of Hawaii GO UT Refunding Bonds 2005, (Series DG), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.69%), 7/1/2015 AAA/Aaa	2,000,000	2,135,160

		4,255,260

Illinois - 2.8%
Kendall. Kane & Will Counties, IL, Community Unit School District No. 308, GO UT, (Series 2004), 5.250%, (FSA Insurance Corp.)/(Original Issue Yield: 4.38%),10/1/2016 NR/Aaa	1,125,000	1,212,086
University of Illinois, Auxiliary Facilities System Revenue Refunding Bonds, (Series 2001 A), 5.250%, (AMBAC INS)/(Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,140,338

		2,352,424

Iowa - 3.6%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Series 1997), (IPSCO Project), 6.000%, 6/1/2027 (Mandatory Tender 6/1/2007) NR (10)	3,000,000	3,039,270

Louisiana - 4.8%
Louisiana State University Agricultural and Mechanical College Auxiliary Board Revenue Refunding Bonds, (Series 2005 A), 5.000%, (AMBAC INS)/(Original Issue Yield: 3.76%), 7/1/2015 AAA/Aaa	1,000,000	1,062,910
New Orleans, LA, Sewer Service Revenue Refunding Bond Anticipation Notes, 3.000%, (Original Issue Yield: 2.65%), 7/26/2006 SG/SP-3	3,000,000	2,983,980

		4,046,890

Michigan - 4.9%
Detroit, MI, City School District, School Building & Site Improvement Bonds (Series 1998 B), GO UT, 5.000%, (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	2,000,000	2,072,060
Michigan State Strategic Fund, Ltd., Oblig. Revenue Refunding Bonds, (OBG-DOW Chemical Project), (Series 2003), 4.600%, (Original Issue Yield: 4.599%), 6/1/2014 A-/A-2/A3/P-2	2,000,000	2,022,720

		4,094,780

Minnesota - 2.5%
Minneapolis/St. Paul, MN, Metropolitan Airports, Commission Airport Revenue Bonds, (Series 2001 B), (AMT), 5.500%, (FGIC)/(Original Issue Yield: 4.75%), 1/1/2011 AAA/Aaa (10)	2,000,000	2,122,440

Nevada - 2.4%
Clark County, NV, School District, GO Ltd., Building & Refunding Bonds, (Series 2001 D), 5.250%, (FGIC)/(Original Issue Yield: 4.48%), 6/15/2014 AAA/AA-	1,880,000	2,029,272

New Jersey - 1.5%
New Jersey State Transportation Trust Fund Authority Transportation Systems Bonds, (Series 2003 C), 5.000%, (Original Issue Yield: 3.86%), 6/15/2012 AA-/A1	1,200,000	1,270,284

New Mexico - 2.6%
Belen, NM, Consolidated School District No. 002, GO UT, Refunding Bonds, (Series 2005 A), 4.000%, (MBIA State Aid Withholding)/(Original Issue Yield: 2.42%), 8/1/2006 NR/Aaa	1,150,000	1,150,782
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, (Series 1999), 6.000%, (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2	1,000,000	1,065,000

		2,215,782

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

New York - 10.1%
Metropolitan Transit Authority, NY, Transportation Revenue Bonds, (Series 2005 A), 5.500%, (AMBAC INS)/(Original Issue Yield: 3.61%), 11/15/2016 AAA/Aaa	$1,500,000	$1,675,575
New York, NY, GO UT, (Series C), 5.500%, (FGIC-TCRS)/(Original Issue Yield: 4.80%), 8/1/2015 AAA/Aaa	2,000,000	2,168,800
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,221,990
Oswego County, NY, GO UT, 6.700%, (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,249,039
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.31%), 1/15/2007 Aa1/NR	1,365,000	1,364,440
White Plains, NY, GO UT, Public Improvement Revenue Refunding Bonds, (Series B), 3.500%, (Original Issue Yield: 2.66%), 1/15/2008 Aa1/NR	820,000	818,704

		8,498,548

North Dakota - 5.8%
Fargo, ND, Health System Revenue Bonds (Meritcare), (Series 2000 A), 5.750%, (FSA Insurance Corp.)/(Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa	2,940,000	3,160,941
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds, (Series 2000 A), 6.000%, (MBIA Insurance Corp.)/(Original issue Yield: 5.39%), 8/1/2011 (Prerefunded 8/1/2010) AAA/Aaa	1,545,000	1,681,872

		4,842,813

Ohio - 4.5%
Butler County, OH, Sewer System Refunding Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.87%), 12/1/2017 NR/Aaa	2,450,000	2,631,790
Olentangy, OH, Local School District, (Series 2004 B), GO UT Refunding Bonds, 5.500%, (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa	1,000,000	1,095,980

		3,727,770

Pennsylvania - 2.6%
Pennsylvania State Industrial Development Authority Economic Development Revenue Bonds, 5.500%, (AMBAC Insurance)/(Original Issue Yield: 4.52%), 7/1/2014 AAA/Aaa	2,000,000	2,179,360

Tennessee - 1.5%
Putnam County, TN, GO UT School Refunding Bonds, (Series 2001), 5.250%, (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,293,912

Texas - 2.5%
Tarrant County, TX, HFDC, Texas Health Resource System Revenue Bonds, (Series 1997 A), 5.750%, (MBIA Insurance Corp.)/(Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa	2,000,000	2,097,820

Utah - 3.8%
Jordan, Utah, School District, GO UT Refunding Bonds, (Series 1997 A), 5.250%, (School Board Guaranty)/(Original Issue Yield: 4.70%), 6/15/2006 AAA/NR	2,000,000	2,000,960
South Valley Sewer District, Utah, Sewer Revenue Bonds, (Series 2005), 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.72%), 1/1/2014 NR/Aaa	1,100,000	1,169,740

		3,170,700

Description/Credit Rating (9)	Principal Amount	Value
Municipals (continued)

Virginia - 3.1%
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Vista Limited Partnership Project), 4.850%, (Fannie Mae-Standby Liq Fac)/(Original Issue Yield: 4.85%)/(Mandatory Tender 7/1/2011), 7/1/2031 NR/Aaa	$1,500,000	$1,554,690
Virginia State Public School Authority, School Financing Revenue Refunding Bonds, (Series C), 5.000%, (Original Issue Yield: 3.51%), 8/1/2013 AA+/Aa1	1,000,000	1,065,490

		2,620,180

Washington - 1.3%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, (Weyerhaeuser Co. Project Series 1992), 6.875%, (Original Issue Yield: 6.874%), 10/1/2008 BBB/NR (10)	1,000,000	1,055,340

West Virginia - 1.4%
West Virginia State Hospital Finance Authority, Hospital Revenue Bonds, (Series 2000 B), (Oak Hill Hospital, Inc.), 6.750%, (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), NR/A2	1,000,000	1,125,870

Wisconsin - 6.0%
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.17%), 4/1/2019 NR/Aaa	500,000	503,130
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.21%), 4/1/2020 NR/Aaa	595,000	596,844
Oconomowoc, Wisconsin Area School District Refunding Bonds, (Series 2006 A), GO UT, 4.500%, (Original Issue Yield: 4.25%), 4/1/2021 NR/Aaa	630,000	630,958
Pewaukee, WI, School District, Refunding GO UT, 5.000%, (FSA Insurance Corp.)/(Original Issue Yield: 3.90%), 3/1/2016 NR/Aaa	1,340,000	1,427,087
Wisconsin State, GO UT, (Series C), 6.000%, (Original Issue Yield: 5.75%), 5/1/2014, (Prerefunded 5/1/2010), AA-/Aa3	1,750,000	1,893,062

		5,051,081

Total Municipals (identified cost $80,420,337)		80,540,655

Mutual Funds - 2.4%
Federated Tax-Free Obligations Fund	615,594	615,594

Fidelity Tax Exempt Money Market	1,399,601	1,399,601

Total Mutual Funds (identified cost $2,015,195)		2,015,195

Total Investments - 98.4% (identified cost $82,435,532)		82,555,850
Other Assets and Liabilities - 1.6%		1,314,931

Total Net Assets - 100.0%		$83,870,781

(See Notes which are an integral part of the Schedule of Investments)

Short-Term Income Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Principal Amount	Value
Asset-Backed Securities - 7.5%
Capital Auto Receivables Asset Trust 2004-1, Class A4, 2.640%, 11/17/2008	$1,000,000	$972,686
Caterpillar Financial Asset Trust 2005-A, Class A3, 3.900%, 2/25/2009	1,000,000	986,520
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.180%, 9/8/2008	685,930	679,846
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	2,076,085	2,064,549
Honda Auto Receivables Owner Trust 2005-2, Class A3, 3.930%, 1/15/2009	1,500,000	1,480,850
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029 (7)	750,654	340,140
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2, 3.350%, 8/25/2029	376,199	373,385
USAA Auto Owner Trust 2004-2, Class A3, 3.030%, 6/16/2008	1,098,808	1,090,524
WFS Financial Owner Trust 2004-1, Class A4, 2.810%, 8/22/2011	1,150,000	1,120,757

Total Asset-Backed Securities (identified cost $9,634,305)		9,109,257

Collateralized Mortgage Obligations - 27.2%

Federal Home Loan Mortgage Corporation - 2.9%
3.150%, Class A3, 5/15/2010	2,000,000	1,950,538
5.900%, Class BV, 11/15/2035	1,577,000	1,584,207

		3,534,745

Government National Mortgage Association - 3.2%
2.866%, Series 0348, Class AB, 2/16/2020	665,499	638,390
3.206%, Series 2003-72, Class A, 4/16/2018	1,470,190	1,419,566
3.313%, Series 2002-83, Class A, 4/16/2017	969,960	942,137
3.590%, Series 2004-78, Class A, 11/16/2017	893,104	860,988

		3,861,081

Other Financial - 21.1%
Countrywide Alternative Loan Trust 2004-J9, Class 1A2, 4.586%, 10/25/2034	2,400,000	2,375,062
Countrywide Home Loans 2006-HYB1, Class 2A2A, 5.625%, 3/20/2036	2,368,818	2,358,426
CS First Boston Mortgage Securities Corp. 2003-11, Class 1A3, 4.500%, 6/25/2033	592,516	580,464
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	851,639	830,601
GSR Mortgage Loan Trust 2004-12, Class 3A3, 4.444%, 12/25/2034	1,600,000	1,578,346
GSR Mortgage Loan Trust 2005-AR5, Class 2A2, 5.195%, 10/25/2035	1,725,491	1,700,130
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	732,801	727,689
J.P. Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	1,116,526	1,063,826
LB-UBS Commercial Mortgage Trust 2004-C1, Class A1, 2.964%, 1/15/2029	1,187,378	1,136,765
Master Adjustable Rate Mortgages Trust 2004-13, Class 3A4, 3.787%, 11/21/2034	1,900,000	1,857,731
Morgan Stanley Capital, Inc. 2003-IQ6, Class A1, 2.800%, 12/15/2041	904,666	880,669
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2041	1,417,828	1,359,948
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	1,743,448	1,679,869
Washington Mutual 2002-R10, Class A6, 4.820%, 10/25/2032	228,079	226,060
Washington Mutual 2004-AR7, Class A4, 3.954%, 7/25/2034	3,000,000	2,911,466
Washington Mutual 2005-AR5, Class A2, 4.678%, 5/25/2035	2,500,000	2,481,288
Wells Fargo Mortgage Backed Securities 2004-N, Class A2, 3.599%, 8/25/2034	946,725	944,653

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Other Financial (continued)
Wells Fargo Mortgage Backed Securities 2004-W, Class A4, 4.578%, 11/25/2034	$703,755	$700,785

		25,393,778

Total Collateralized Mortgage Obligations (identified cost $33,465,606)		32,789,604

Corporate Bonds & Notes - 33.7%

Banks - 2.6%
Union Planters Bank, Note, 5.125%, 6/15/2007	1,500,000	1,492,638
Wachovia Corp., Note, 4.950%, 11/1/2006	1,600,000	1,596,685

		3,089,323

Broadcasting - 1.2%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	1,500,000	1,501,341

Broker/Dealers - 2.6%
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,220,925
Goldman Sachs Group, Inc., Note, Series MTNB, 2.850%, 10/27/2006	1,900,000	1,881,600

		3,102,525

Computer Services - 1.2%
IBM Corp., Unsecured Note, 2.375%, 11/1/2006	1,500,000	1,482,821

Construction Equipment - 1.1%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.350%, 9/15/2006	1,300,000	1,289,276

Corporate-Other - 1.3%
Core Investment Grade Bond, 4.659%, 11/30/2007	1,544,690	1,523,999

Electrical Equipment - 3.2%
Alabama Power Co., 2.800%, 12/1/2006	1,250,000	1,234,145
CalEnergy Co., Inc., Sr. Note, 7.630%, 10/15/2007	1,000,000	1,025,329
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,609,064

		3,868,538

Energy - 1.2%
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,498,869

Financial Services - 3.4%
Cendant Corp., Unsecured Note, 6.875%, 8/15/2006	1,550,000	1,553,497
MBNA Corp., 6.250%, 1/17/2007	1,290,000	1,296,850
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,275,000	1,267,299

		4,117,646

Forest Products & Paper - 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	490,510

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Industrial Services - 3.5%
Dayton-Hudson Corp., Note, 7.500%, 7/15/2006	$1,700,000	$1,704,310
FedEx Corp., Note, 2.650%, 4/1/2007	2,200,000	2,147,168
Tyco International Group, Note, 5.800%, 8/1/2006	410,000	410,232

		4,261,710

Insurance - 2.9%
HSB Capital I, Company Guarantee,
5.978%, 7/15/2027 (4)(7)(8)	2,430,000	2,432,387
MGIC Investment Corp., Sr. Note, 6.000%, 3/15/2007	1,100,000	1,101,466

		3,533,853

Media - 1.2%
Cox Communications, Inc., 7.750%, 8/15/2006	1,500,000	1,505,244

Personal Credit - 4.0%
Ford Motor Credit Co., Sr. Note, 4.950%, 1/15/2008	2,300,000	2,156,788
General Motors Acceptance Corp., Note, 6.125%, 9/15/2006	2,600,000	2,591,010

		4,747,798

Real Estate - 3.9%
Duke Realty Corp., Note, 3.350%, 1/15/2008	1,500,000	1,448,720
Kimco Realty Corp., Note, Series MTN, 7.460%, 5/29/2007	1,700,000	1,728,831
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,497,593

		4,675,144

Total Corporate Bonds & Notes (identified cost $41,284,220)		40,688,597

Government Agencies - 16.1%
Federal Home Loan Bank - 1.5%
3.875%, 2/15/2008 (1)	1,800,000	1,758,395

Federal Home Loan Mortgage Corporation - 6.1%
4.300%, 5/5/2008 (1)	3,000,000	2,939,286
5.250%, 2/24/2011 (1)	4,500,000	4,449,677

		7,388,963

Federal National Mortgage Association - 8.5%
4.000%, 12/14/2007 (1)	3,500,000	3,429,440
4.125%, 6/16/2008 (1)	4,000,000	3,910,371
4.200%, 6/8/2009 (1)	3,000,000	2,908,758

		10,248,569

Total Government Agencies (identified cost $19,756,648)		19,395,927

Mortgage-Backed Securities - 1.1%
Federal Home Loan Mortgage Corporation - 0.1%
9.000%, 7/1/2014	30,905	31,886
11.000%, 8/1/2019	49,273	52,584

		84,470

Description	Principal Amount	Value
Mortgage-Backed Securities (continued)

Federal National Mortgage Association - 0.9%
7.000%, 12/1/2015	$208,297	$213,950
7.500%, 9/1/2015	252,704	263,309
8.000%, 8/1/2007	227	229
8.000%, 5/1/2008	29,877	29,950
9.000%, 7/1/2009	34,005	35,078
9.500%, 12/1/2024	79,961	87,606
9.500%, 1/1/2025	147,957	162,453
9.500%, 1/1/2025	77,018	84,381
10.000%, 7/1/2020	75,692	82,898
11.000%, 12/1/2015	166,129	179,124

		1,138,978

Government National Mortgage Association - 0.1%
9.000%, 12/15/2019	74,998	80,677

Total Mortgage-Backed Securities (identified cost $1,286,504)		1,304,125

Mutual Funds - 9.1%
Eaton Vance Institutional Senior Loan Fund (11)	591,340	5,476,015
Fidelity Advisor Floating Rate High Income Fund (12)	553,421	5,495,470

Total Mutual Funds (identified cost $11,000,466)		10,971,485

Short-Term Investments - 23.6%
Collateral Pool Investment for Securities on Loan - 18.9%
(See Notes to the Schedule of Investments)		22,863,655

Repurchase Agreement - 4.7%
Agreement with Morgan Stanley & Co., Inc., 5.020% dated 5/31/2006, to be repurchased at $5,653,813 on 6/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity of 6/21/2010, with a market value of 5,839,594 (at amortized cost)	5,653,025	5,653,025

Total Short-Term Investments (identified cost $28,516,680)		28,516,680

Total Investments - 118.3% (identified cost $144,944,429)		142,775,675
Other Assets and Liabilities - (18.3)%		(22,053,944)

Total Net Assets - 100.0%		$120,721,731

(See Notes which are an integral part of the Schedule of Investments)

Government Money Market Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Principal Amount	Value
Government Agencies - 23.5%

Federal Home Loan Bank - 15.2%
3.750%, 3/7/2007	$1,000,000	$989,047
4.860%, 4/4/2007 (4)	25,000,000	24,991,756

		25,980,803

Federal Home Loan Mortgage Corporation - 2.4%
2.700%, 3/16/2007	1,090,000	1,069,330
3.830%, 6/20/2006	3,000,000	3,000,000

		4,069,330

Federal National Mortgage Association - 5.9%
4.805%, 12/22/2006 (4)	10,000,000	9,995,573

Total Government Agencies		40,045,706

Repurchase Agreements - 74.6%
Agreement with Barclay’s Capital, Inc., Tri-Party Agency, 5.020%, dated 5/31/2006, to be repurchased at $30,004,183 on 6/1/2006, collateralized by a U.S. Government Agency Mortgage Pools with a maturity of 2/13/2009, with a market value of $30,603,072	30,000,000	30,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 5.030%, dated 5/31/2006, to be repurchased at $30,004,191 on 6/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 01/01/2040, with a market value of $30,600,000	30,000,000	30,000,000
Agreement with Morgan Stanley & Co., Inc., 5.030%, dated 5/31/2006, to be repurchased at $26,003,633 on 6/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 3/1/2036, with a market value of $26,520,594	26,000,000	26,000,000
Agreement with State Street Bank & Trust Co., Inc., 4.570%, dated 5/31/2006, to be repurchased at $10,910,346 on 6/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2008, with a market value of $11,129,998	10,908,961	10,908,961
Agreement with Wachovia Capital, LLC, 5.040%, dated 5/31/2006, to be repurchased at $30,004,200 on 6/1/2006, collateralized by U.S. Government Agency Mortgage Pools with various maturities to 3/10/2016, with a market value of $30,600,370	30,000,000	30,000,000

Total Repurchase Agreements		126,908,961
Total Investments - 98.1% (at amortized cost)		166,954,667
Other Assets and Liabilities - 1.9%		3,292,960

Total Net Assets - 100.0%		$170,247,627

(See Notes which are an integral part of the Schedule of Investments)

Prime Money Market Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Principal Amount	Value
Certificates of Deposit - 1.3%

Banks - 1.3%
Associated Bank, 5.120%, 8/7/2006	$50,000,000	$50,000,000

Total Certificates of Deposit		50,000,000

Collateralized Loan Agreements - 7.0%

Brokerage - 7.0%
Deutsche Bank Alex Brown, Inc., 5.123%, 6/1/2006	75,000,000	75,000,000
Morgan Stanley & Co., Inc., 5.123%, 6/1/2006	100,000,000	100,000,000
Wachovia Securities, Inc., 5.130%, 6/1/2006	100,000,000	100,000,000

Total Collateralized Loan Agreements		275,000,000

Commercial Paper - 22.2%
Asset-Backed Securities - 12.6%
Beta Finance, Inc., 5.189%, 11/22/2006 (4) (7) (8)	50,000,000	50,005,516
CC USA, Inc., 5.040%, 7/10/2006 (7) (8)	46,077,000	45,825,420
Concord Minutemen Capital Co., 5.070%, 8/4/2006 (7) (8)	15,222,000	15,084,799
CRC Funding LLC, 5.045%, 7/13/2006 (7) (8)	36,000,000	35,788,110
CRC Funding LLC, 5.060%, 7/12/2006 (7) (8)	50,000,000	49,711,861
Crown Point Capital Co., 5.060%, 8/8/2006 (7) (8)	50,000,000	49,522,111
Lexington Parker Cap. Co. LLC, 5.040%, 10/5/2006 (7) (8)	10,000,000	9,823,600
Lexington Parker Cap. Co. LLC, 5.040%, 7/25/2006 (7) (8)	42,000,000	41,682,480
Liquid Funding Ltd., 4.820%, 6/7/2006 (4) (7) (8)	50,000,000	50,000,000
Liquid Funding Ltd., 5.088%, 10/26/2006 (4) (7) (8)	50,000,000	49,995,462
World Omni Vehicle Leasing, Inc., 5.030%, 6/14/2006 (7) (8)	50,000,000	49,909,181
World Omni Vehicle Leasing, Inc., 5.040%, 6/15/2006 (7) (8)	50,000,000	49,902,000

		497,250,540

Diversified - 3.8%
Liberty Lighthouse Co. LLC, 5.090%, 2/1/2007 (4) (7) (8)	50,000,000	49,993,624
Sigma Financial, Inc., 5.080%, 1/18/2007 (4) (7) (8)	100,000,000	100,014,231

		150,007,855

Foreign Banks - 3.2%
Britannia Building Society, 4.960%, 7/11/2006	18,000,000	17,900,800
Britannia Building Society, 5.070%, 8/07/2006	14,000,000	13,867,898
Britannia Building Society, 5.080%, 8/16/2006	19,500,000	19,290,873
Britannia Building Society, 5.120%, 8/24/2006	25,000,000	24,701,333
Rabobank U.S. Financial Corp., 5.060%, 6/1/2006	50,000,000	50,000,001

		125,760,905

Description	Principal Amount	Value
Commercial Paper (continued)

Insurance - 2.0%
Torchmark Corp., 5.040%, 6/9/2006	$11,000,000	$10,987,680
Torchmark Corp., 5.050%, 6/5/2006	22,000,000	21,987,656
Torchmark Corp., 5.050%, 6/8/2006	11,000,000	10,989,199
Torchmark Corp., 5.050%, 6/22/2006	23,000,000	22,932,245
Torchmark Corp., 5.070%, 6/19/2006	11,000,000	10,972,115

		77,868,895

Telecommunication Services - 0.6%
Verizon Communications, 4.990%, 6/20/2006 (7) (8)	25,000,000	24,934,160

Total Commercial Paper		875,822,355

Corporate Bonds & Notes - 6.3%
Automotive & Related - 1.8%
BMW U.S. Capital LLC, 4.149%, 6/7/2006	70,000,000	70,003,810

Banks - 1.0%
Bank One NA Illinois, 5.500%, 3/26/2007	18,216,000	18,251,390
Credit Suisse First Boston USA, Inc., (Series YCD), 4.810%, 12/5/2006	15,000,000	15,002,771
J.P. Morgan Securities, Inc., 5.350%, 3/1/2007	5,000,000	5,014,968

		38,269,129

Foreign Banks - 1.7%
Calyon NY, (Series YCD), 5.000%, 2/12/2007	25,000,000	25,000,000
HBOS Treasury Services, PLC, (Series YCD), 5.000%, 2/13/2007	25,000,000	25,000,000
Household Finance Corp., 5.750%, 1/30/2007	20,000,000	20,121,891

		70,121,891

Insurance - 0.5%
American General Finance, 5.750%, 3/15/2007	19,075,000	19,146,644

Retail - 0.9%
Wal-Mart Stores, 5.877%, 6/1/2007	35,000,000	35,170,450

Telecommunication Services - 0.4%
SBC Communications, 4.389%, 6/5/2006 (7) (8)	14,935,000	14,934,128

Total Corporate Bonds & Notes		247,646,052

Notes-Variable - 60.0%
Banks - 9.1%
Canadian Imperial Bank of Commerce, 5.050%, 4/2/2007 (4)	80,000,000	80,059,154
Citigroup Global, (Series MTNA), 4.987%, 3/16/2007 (4)	51,000,000	51,040,793
First Tennessee Bank, 5.071%, 5/17/2007 (4) (7) (8)	45,000,000	45,000,000
National City Bank, (Series BKN1) 5.093%, 7/26/2006 (4)	50,000,000	50,000,161

Description	Principal Amount	Value
Notes-Variable (continued)

Banks (continued)
SMM Trust, (Series 2006-M), 5.130%, 2/2/2007 (4) (7) (8)	$8,536,000	$8,536,000
Washington Mutual, Inc., (Series CD), 5.207%, 6/26/2007 (4)	50,000,000	50,000,000
Washington Mutual, Inc., (Series CD1), 4.980%, 7/26/2006 (4)	50,000,000	49,997,417
Westpac Bank NY, (Series MTN), 4.930%, 7/11/2007 (4)	25,000,000	25,000,000

		359,633,525

Broker/Dealers - 14.5%
Bank of America Securities, LLC, 4.830%, 5/26/2006 (4) (7) (8)	100,000,000	100,000,000
Bear Stearns Master Note, 5.224%, 8/24/2006 (4) (7) (8)	100,000,000	100,000,000
Credit Suisse First Boston USA, Inc., (Series YCD), 5.047%, 7/19/2006 (4)	85,000,000	85,000,000
Goldman Sachs Group, Inc., (Series MTNB), 5.280%, 10/27/2006 (4)	100,000,000	100,078,229
Lehman Brothers, Inc., (Series MTNG), 5.200%, 4/20/2007 (4)	13,270,000	13,285,376
Lehman Brothers, Inc., 5.171%, 5/22/2007 (4)	25,000,000	25,013,955
Merrill Lynch & Co. Inc., 5.112%, 6/4/2007 (4)	7,000,000	7,006,433
Merrill Lynch & Co., Inc., (Series MTN), 5.160%, 6/19/2006 (4)	10,000,000	10,001,239
Merrill Lynch & Co., Inc., (Series MTN5), 5.280%, 6/11/2007(4)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., (Series MTNB), 5.085%, 12/22/2006 (4)	5,150,000	5,154,107
Merrill Lynch & Co., Inc., (Series MTNB), 5.137%, 10/19/2006 (4)	15,000,000	15,004,731
Merrill Lynch & Co., Inc., (Series MTNB), 5.459%, 10/16/2006 (4)	29,000,000	29,022,890
Wachovia Securities Financial Holdings LLC, 5.170%, 2/4/2007 (4) (7) (8)	65,000,000	65,000,000

		574,566,960

Financial Services - 1.0%
GE Capital Corp., (Series MTN), 5.181%, 6/17/2007 (4)	40,000,000	40,047,422

Foreign Banks - 14.2%
BNP Paribas, 5.144% 5/18/2007 (4) (7) (8)	100,000,000	100,000,000
Dekabank, 5.097%, 3/15/2007 (4) (7) (8)	100,000,000	100,000,000
Depfa-Bank PLC, 4.920%, 4/15/2007 (4)	50,000,000	50,000,000
HBOS Treasury Services, PLC, (Series MTN), 5.259% 3/20/2006 (4) (7) (8)	30,000,000	30,000,000
Household Finance Corp., 4.985%, 6/22/2006 (4)	80,000,000	80,003,989
Northern Rock PLC, 4.942%, 6/08/2007 (4) (7) (8)	50,000,000	50,000,000
Northern Rock PLC, 5.130%, 10/20/2006 (4) (7) (8)	50,000,000	50,013,671
Westlb AG NY, 5.120%, 6/8/2007 (4) (7) (8)	100,000,000	100,000,000

		560,017,660

Industrial Services - 1.9%
Caterpillar Financial Services Corp., (Series MTNF), 5.143%, 7/10/2006 (4)	75,000,000	75,000,000
Insurance - 10.2%
Genworth Life Insurance Co., 5.140%, 4/20/2007 (4) (7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 5.269%, 2/12/2007 (4) (7) (8)	24,713,000	24,731,242
Metropolitan Life Insurance Co., 4.860%, 6/1/2006 (4) (7)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 5.199%, 2/11/2007 (4) (7)	50,000,000	50,000,000
Monumental Life Insurance Co., 5.050%, 4/13/2006 (4) (7)	10,000,000	10,000,000
Monumental Life Insurance Co., 5.060%, 12/05/2006 (4) (7)	25,000,000	25,000,000
Monumental Life Insurance Co., 5.340%, 8/2/2006 (4) (7)	40,000,000	40,000,000

Description	Principal Amount	Value
Notes-Variable (continued)

Insurance (continued)
Pricoa Global Funding Inc., 4.923%, 3/2/2007 (4) (7) (8)	$74,065,000	$74,127,676
Principal Life Global Funding, 5.310%, 11/13/2006 (4) (7) (8)	12,500,000	12,508,103
Principal Life Insurance Co., 5.155%, 2/14/2007 (4)	27,157,000	27,156,025

		403,523,046

Mortgage Banking - 1.4%
Countrywide Home Loans, (Series MTNL), 4.960%, 9/13/2006 (4)	18,000,000	18,000,000
Countrywide Home Loans, (Series MTNL), 5.380%, 8/25/2006 (4)	36,500,000	36,508,892

		54,508,892

Personal Credit - 4.9%
American Express Credit, (Series MTNB), 5.159%, 6/5/2007 (4)	30,000,000	30,026,257
American Honda Finance Corp., 5.068%, 10/18/2006 (4) (7) (8)	15,000,000	15,001,441
American Honda Finance Corp., 5.180%, 10/6/2006 (4) (7) (8)	40,000,000	40,027,545
American Honda Finance Corp., 5.340%, 8/15/2006 (4) (7) (8)	25,000,000	25,010,098
SLM Corp., (Series MTNA), 5.110%, 9/15/2006 (4)	65,000,000	65,040,173
SLM Corp., 5.220%, 1/25/2007 (4)	20,000,000	20,017,482

		195,122,996

Short-Term Business Loans - 0.9%
CIT Group, Inc., (Series MTN), 5.150%, 6/19/2006 (4)	7,300,000	7,300,709
CIT Group, Inc., (Series MTN), 5.203%, 8/18/2006 (4)	30,000,000	30,001,545

		37,302,254

Telecommunications - 1.9%
Verizon Global Funding, 4.800%, 4/13/2007 (4) (7) (8)	75,000,000	75,000,000

Total Notes-Variable		2,374,722,755

Trust Demand Notes - 0.5%
Broker/Dealers - 0.5%
JP Morgan Securities Inc., 5.033%, 6/1/2006 (4) (7) (8)	20,000,000	20,000,000

Total Trust Demand Notes		20,000,000

Repurchase Agreements - 3.4%
Agreement with Morgan Stanley & Co., Inc., 5.020%, dated 5/31/2006 to be repurchased at $35,004,881 on 6/1/2006, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2007, with a market value of $35,701,089	35,000,000	35,000,000
Agreement with State Street Bank & Trust Co., Inc., 4.570%, dated 5/31/2006 to be repurchased at $100,643,874 on 6/1/2006, collateralized by a U.S. Government Agency Obligation with a maturity date of 2/28/2007, with a market value of $104,589,870	100,631,099	100,631,099

Total Repurchase Agreements		135,631,099

Total Investments - 100.7% (at amortized cost)		3,978,822,261
Other Assets and Liabilities - (0.7)%		(26,012,867)

Total Net Assets - 100.0%		$3,952,809,394

(See Notes which are an integral part of the Schedule of Investments)

Tax-Free Money Market Fund

Schedule of Investments

May 31, 2006 (Unaudited)

Description	Principal Amount	Value
Municipals - 102.1%
Alabama - 5.7%
Columbia, Alabama Industrial Development Board Pollution Control, Revenue Bonds (Series E), 3.570%, 10/1/2022 (4)	$600,000	$600,000
Florence-Scs, Alabama Educational Building Authority, Revenue Bonds, 3.580%, 4/1/2017 (4)	805,000	805,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.530%, 10/1/2032 (4)	1,284,000	1,284,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.530%, 10/1/2032 (4)	3,283,000	3,283,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.530%, 10/1/2032 (4)	1,000,000	1,000,000
Gardendale, Alabama Multifamily Housing, Revenue Bonds, 3.530%, 10/1/2032 (4)	1,062,000	1,062,000
Taylor-Ryan Impt District No.2, Alabama, Revenue Bonds, 3.510%, 11/1/2035 (4)	5,000,000	5,000,000
University of South Alabama, Revenue Bonds (Series 640), 3.510%, 3/15/2012 (4)	2,970,000	2,970,000

		16,004,000

Alaska - 0.0%
Alaska Industrial Development & Export Authority, Revenue Bonds, 3.750%, 7/1/2007 (4)	60,000	60,000

Arizona - 2.2%
Arizona State University, Revenue Bonds (Series A), 3.210%, 7/1/2034 (4)	1,055,000	1,055,000
Phoenix, Arizona Civic Improvement Corp., Revenue Bonds (Series Z-11), 3.540%, 5/8/2034 (4)	5,075,000	5,075,000

		6,130,000

Arkansas - 0.6%
Arkansas State Financial Development Authority, Multifamily Revenue Bonds (Series 964Z), 3.510%, 6/1/2010 (4)	1,630,000	1,630,000

California - 2.7%
California State Department of Water Reserve Power Supply, Revenue Bonds (Series B-2), 3.620%, 5/1/2022 (4)	7,500,000	7,500,000

Colorado - 7.7%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, 3.470%, 9/1/2034 (4)	5,600,000	5,600,000
Colorado Health Facilities Authority, Revenue Bonds, 3.470%, 3/1/2030 (4)	900,000	900,000
Colorado Housing & Finance Authority, Revenue Bonds (Series A-5), 3.430%, 1/3/2007	2,700,000	2,700,000
Denver, Colorado City & County Excise Tax, Revenue Bonds (Series B), 3.470%, 9/1/2025 (4)	3,780,000	3,780,000
Denver, Colorado City & County, Certificate Participation, 3.230%, 12/1/2029 (4)	2,010,000	2,010,000
Park Creek Metopolitan District, Revenue Bonds, 3.500%, 12/1/2037 (4)	6,500,000	6,500,000

		21,490,000

Delaware - 1.5%
Delaware State Economic Development Authority, Revenue Bonds, 3.600%, 12/1/2032 (4)	4,300,000	4,300,000

Florida - 4.4%
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-9), 3.540%, 4/17/2015 (4)	1,765,000	1,765,000
Miami-Dade County, Florida Special Obligation, Revenue Bonds (Series Z-12), 3.540%, 5/15/2015 (4)	3,595,000	3,595,000

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Orange County, Florida Health Facilities Authority, Revenue Bonds, 3.560%, 11/15/2014 (4)	$1,600,000	$1,600,000
Palm Beach County, Florida School District, Commercial Paper, 3.650%, 9/14/2006	3,000,000	3,000,000
Pinellas County, Florida Industrial Development Authority, Revenue Bonds, 3.270%, 7/1/2024 (4)	2,375,000	2,375,000

		12,335,000

Georgia - 1.3%
Bibb County, Georgia Development Authority, Revenue Bonds, 3.260%, 6/1/2026 (4)	630,000	630,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.290%, 1/1/2021 (4)	100,000	100,000
Clayton County, Georgia Housing Authority, Multifamily Housing, Revenue Bonds, 3.290%, 1/1/2021 (4)	875,000	875,000
Dahlonega, Georgia Downtown Development Authority, Student Housing, Revenue Bonds, 3.460%, 6/1/2028 (4)	1,050,000	1,050,000
De Kalb County, Georgia Development Authority, Revenue Bonds, 3.520%, 10/1/2022 (4)	1,055,000	1,055,000

		3,710,000

Illinois - 11.5%
Illinois Health Facilities Authority, Revenue Bonds (Series B), 3.510%, 11/15/2029 (4)	3,000,000	3,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series A), 3.650%, 12/1/2020 (4)	9,000,000	9,000,000
Lakemoor, Illinois Multifamily, Revenue Bonds (Series B), 3.740%, 12/1/2020 (4)	4,000,000	4,000,000
Metropolitan Pier & Exposition Authority, Revenue Bonds (Series Z-5), 3.540%, 4/3/2034 (4)	5,335,000	5,335,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.550%, 12/15/2021 (4)	2,345,000	2,345,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.550%, 6/15/2033 (4)	500,000	500,000
Metropolitan Pier & Exposition Authority, Revenue Bonds, 3.550%, 12/15/2036 (4)	1,500,000	1,500,000
Phoenix Realty SPL Account-U LP Illinois, Multifamily, Refunding Revenue Bonds, 3.720%, 4/1/2020 (4)	4,075,000	4,075,000
Will County, Illinois Community Unit School District No. 365, GO UT (Series Z-10), 3.540%, 4/15/2020 (4)	2,065,000	2,065,000

		31,820,000

Indiana - 1.7%
Dekko Foundation Educational Facilities Tax Exempt Income Trust, Certificates of Ownership (Series 1), 3.700%, 4/1/2021 (4)	200,000	200,000
Indiana State Educational Facilities Authority, Revenue Bonds, 3.560%, 12/1/2029 (4)	200,000	200,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds (Series Z-7), 3.540%, 9/9/2019 (4)	2,240,000	2,240,000
Indianapolis, Indiana LOC Public Improvement Bd Bk, Revenue Bonds, 3.550%, 2/1/2025 (4)	2,220,000	2,220,000

		4,860,000

Kentucky - 1.1%
Jefferson County, Kentucky Industrial Building Revenue, 3.570%, 3/1/2010 (4)	3,000,000	3,000,000

Louisiana - 5.4%
Jefferson Parish, Louisiana Hospital Service District No. 2, Revenue Bonds, 3.560%, 7/1/2009 (4)	2,100,000	2,100,000
Lafayette Parish, Louisiana Industrial Development Board, Inc., Revenue Bonds, 3.700%, 12/15/2014 (4)	755,000	755,000
Louisiana Housing Finance Agency, Revenue Bonds, 3.280%, 12/1/2025 (4)	1,715,000	1,715,000

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds, 3.540%, 7/1/2034 (4)	$8,470,000	$8,470,000
Louisiana State, GO UT, 3.140%, 10/15/2018 (4)	2,000,000	2,000,000

		15,040,000

Maryland - 1.3%
Anne Arundel County, Maryland Economic, Revenue Bonds, 3.620%, 12/1/2015 (4)	2,500,000	2,500,000
Washington Suburban Sanitary District, GO UT, 3.180%, 6/1/2023 (4)	1,000,000	1,000,000

		3,500,000

Massachusetts - 0.4%
Massachusetts State Industrial Financial Agency, Revenue Bonds, 3.770%, 12/1/2019 (4)	1,000,000	1,000,000

Michigan - 0.6%
Michigan Municipal Bond Authority, Revenue Bonds (Series C-A), Zero Coupon, 6/15/2006	1,700,000	1,697,862

Minnesota - 0.7%
Burnsville, Minnesota Housing, Revenue Bonds (Series A), 3.760%, 1/1/2045 (4)	2,000,000	2,000,000

Mississippi - 3.5%
Jackson, Mississippi Public School District, Revenue Bonds, 4.000%, 8/1/2006	1,150,000	1,151,416
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, 3.570%, 6/1/2031 (4)	8,500,000	8,500,000

		9,651,416

New York - 7.9%
Cayuga County, New York Hospital Improvement Corp., Certificate Participation, 3.280%, 1/1/2021 (4)	3,000,000	3,000,000
New York, New York, GO UT, 3.450%, 8/15/2029 (4)	3,225,000	3,225,000
New York, New York, GO UT, 3.450%, 8/1/2034 (4)	5,265,000	5,265,000
Suffolk County, New York Industrial Development Agency, Revenue Bonds, 3.770%, 4/1/2018 (4)	3,785,000	3,785,000
Tobacco Settlement Financing Corp., New York, Revenue Bonds, 3.000%, 8/12/2011 (4)	1,500,000	1,500,000
TSASC INC NY, Revenue Bonds, 3.570%, 6/1/2034 (4)	5,200,000	5,200,000

		21,975,000

North Carolina - 0.4%
North Carolina Medical Care Community Health Care Facilities, Revenue Bonds, 3.580%, 7/1/2017 (4)	935,000	935,000
Rutherford County, North Carolina Industrial Facilities & Pollution Control Authority, Revenue Bonds, 3.630%, 12/1/2008 (4)	290,000	290,000

		1,225,000

Ohio - 7.3%
Hamilton County, Ohio Hospital Facilities, Revenue Bonds, 3.560%, 7/15/2029 (4)	8,300,000	8,300,000
Lawrence County, Ohio Industrial Development, Revenue Bonds, 3.570%, 11/1/2011 (4)	1,100,000	1,100,000
Miami Trace, Ohio Local School District, GO UT, 4.000%, 7/18/2006	500,000	500,480
Miami Trace, Ohio Local School District, GO UT, 4.000%, 7/18/2006	1,500,000	1,501,332
Montgomery County, Ohio Industrial Development, Refunding Revenue Bonds, 3.570%, 10/1/2009 (4)	4,700,000	4,700,000
Ohio State Higher Educational Facility Commission, Revenue Bonds, 3.560%, 9/1/2026 (4)	4,290,000	4,290,000

		20,391,812

Description	Principal Amount	Value
Municipals (continued)
Oklahoma - 3.3%
Oklahoma State Industrial Authority, Revenue Bonds, 3.700%, 8/1/2018 (4)	$1,875,000	$1,875,000
Tulsa, Oklahoma Industrial Authority, Revenue Bonds, 3.690%, 11/1/2030 (4)	7,400,000	7,400,000

		9,275,000

Pennsylvania - 6.5%
Allegheny County, Pennsylvania Industrial Development Authority Health & Housing Facilities, Revenue Bonds, 3.570%, 7/1/2010 (4)	3,100,000	3,100,000
Bucks County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.580%, 9/1/2019 (4)	1,605,000	1,605,000
Chester County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.290%, 4/1/2017 (4)	1,105,000	1,105,000
Montgomery County, Pennsylvania Higher Education & Health Authority, Revenue Bonds, 3.470%, 5/1/2034 (4)	1,500,000	1,500,000
Montgomery County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.480%, 1/1/2023 (4)	1,200,000	1,200,000
Philadelphia, Pennsylvania Authority for Industrial Development, Revenue Bonds, 3.490%, 12/1/2035 (4)	4,700,000	4,700,000
Schuylkill County, Pennsylvania Industrial Development Authority, Revenue Bonds, 3.250%, 4/1/2021 (4)	4,925,000	4,925,000

		18,135,000

Puerto Rico - 2.2%
JPMorgan Chase Bank NA, Enhancement Custodian, Revenue Bonds, 144A, 3.250%, 7/24/2006 (7)	4,000,000	4,000,000
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities, Financing Authority, Revenue Bonds, 3.500%, 3/1/2023	2,000,000	2,000,734

		6,000,734

South Carolina - 1.1%
Piedmont Municipal Power Agency, South Carolina Electric, Revenue Bonds, 3.180%, 1/1/2034 (4)	800,000	800,000
South Carolina Jobs Economic Development Authority, Revenue Bonds, 4.000%, 11/1/2006	2,180,000	2,185,407

		2,985,407

Tennessee - 1.7%
Memphis, Tennessee Health, Educational, & Housing Facility Board, Revenue Bonds, 3.690%, 8/1/2032 (4)	800,000	800,000
Metropolitan Government, Nashville & Davidson County, Tennessee Health & Education Facilities, Revenue Bonds, 3.530%, 9/1/2023 (4)	865,000	865,000
Metropolitan Government, Nashville & Davidson County, Tennessee Industrial Development Board, Revenue Bonds, 3.330%, 12/1/2014 (4)	1,955,000	1,955,000
Rutherford County, Tennessee Industrial Development Board, Revenue Bonds, 144A,3.570%, 7/1/2010 (4)	1,000,000	1,000,000

		4,620,000

Texas - 9.2%
ABN AMRO Munitops Certificates Trust, Revenue Bonds, 144A, 3.520%, 10/15/2011 (4) (7)	3,000,000	3,000,000
Brownsville, Texas Utility Systems, Revenue Bonds (Series A), 3.210%, 9/1/2027 (4)	2,700,000	2,700,000

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Collin County, Texas Housing Financial Corp. Multifamily, Revenue Bonds, 3.540%, 9/1/2018 (4)	$8,145,000	$8,145,000
Coppell, Texas Independent School District, GO UT, 3.550%, 8/15/2028 (4)	1,000,000	1,000,000
Northside, Texas Independent School District, GO UT, 2.850%, 6/15/2035 (4)	1,500,000	1,500,000
Texas State Authority Central Texas, Revenue Bonds, 3.550%, 8/15/2029 (4)	5,000,000	5,000,000
Texas State Student Housing Authority, Revenue Bonds, 3.560%, 10/1/2033 (4)	4,245,000	4,245,000

		25,590,000

Vermont - 0.8%
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, 3.530%, 4/1/2032 (4)	2,225,000	2,225,000

Virginia - 0.4%
Roanoke, Virginia Industrial Development Authority Hospitals, Revenue Bonds, 3.560%, 7/1/2027 (4)	100,000	100,000
Suffolk, Virginia Redevelopment & Housing Authority Multi-Family Housing, Revenue Bonds, 3.570%, 9/1/2019 (4)	1,105,000	1,105,000

		1,205,000

Washington - 1.0%
Clark County, Washington School District Number 037, GO UT, 3.550%, 12/1/2020 (4)	1,000,000	1,000,000
Washington State Putters, GO UT, (Series 333), 3.540%, 12/1/2014 (4)	1,730,000	1,730,000

		2,730,000

Wisconsin - 6.6%
Appleton, Wisconsin Area School District, GO UT, 4.250%, 9/29/2006	1,850,000	1,852,374
Campbell, Wisconsin Industrial Development, Revenue Bonds, 3.270%, 5/1/2020 (4)	1,400,000	1,400,000
Lisbon, Wisconsin Revenue Notes, 4.250%, 1/2/2007	1,640,000	1,644,167
Monroe, Wisconsin School District, Revenue Notes, 4.250%, 10/24/2006	1,500,000	1,506,039
Nicolet, Wisconsin School District, Revenue Notes, 4.000%, 12/1/2006	2,200,000	2,200,000
Oshkosh, Wisconsin Area School District, 4.000%, 8/29/2006	1,500,000	1,503,550
Verona, Wisconsin Area School District, Revenue Notes, 3.250%, 8/25/2006	1,000,000	1,000,455
Verona, Wisconsin Area School District, Revenue Notes, 4.000%, 8/25/2006	2,000,000	2,000,650
Wisconsin Health & Educational Facilities, Authority Health Facilities, Revenue Bonds, 3.470%, 8/15/2034 (4)	3,625,000	3,625,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.200%, 8/15/2019 (4)	1,500,000	1,500,000
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, 3.700%, 5/1/2026 (4)	200,000	200,000

		18,432,235

Wyoming - 1.4%
Gillette, Wyoming Pollution Control, Revenue Bonds, 3.310%, 1/1/2018 (4)	3,850,000	3,850,000

Total Municipals		284,368,466

Mutual Funds - 0.2%
Federated Tax-Free Obligations Fund	453,701	453,701

Description	Value
Mutual Funds (continued)
Total Mutual Funds
(identified cost $453,701)	$453,701

Total Investments - 102.3% (at amortized cost)	284,822,167
Other Assets and Liabilities - (2.3)%	(6,333,830)

Total Net Assets - 100.0%	$278,488,337

(See Notes which are an integral part of the Schedule of Investments)

Notes to Schedules of Investments

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Denotes a security that was fair valued by the Pricing Committee of the advisor, as of May 31, 2006.

(4)	All variable, floating, and multi-coupon rate securities whose yields are either fixed or vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2006.

(5)	Securities held as collateral for dollar roll transactions.

(6)	Denotes a security subject to dollar roll transactions and deemed a when-issued security.

(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities law.

At May 31, 2006, these securities amounted to:

	Amount	% of Total Net Assets
Tax-Free Money Market	$7,000,000	2.51%
Intermediate Bond	19,200,539	2.83
Short-Term Income	340,140	0.28
Prime Money Market	1,901,582,487	48.11

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.

(9)	Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(10)	Securities that are subject to alternative minimum tax represent 7.53% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(11)	Offshore fund.

(12)	Securities have redemption features that may delay redemption beyond seven days.

(13)	The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2006.

(14)	The following acronyms are used throughout this report:

ADR	-	American Depository Receipt
AMBAC	-	American Municipal Bond Assurance Corporation
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FRN	-	Floating Rate Note
GDR	-	Global Depository Receipt
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
IDC	-	Industrial Development Corporation
INS	-	Insured
LIQ	-	Liquidity Agreement
LP	-	Limited Partnership
LOC	-	Letter of Credit
MTN	-	Medium Term Note
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The identified cost, for tax purposes, of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2006 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$351,356,276	$34,442,998	$(7,312,771)	$27,130,227
Large-Cap Growth Fund	241,982,763	18,733,770	(11,725,097)	7,008,673
Mid-Cap Value Fund	668,640,684	115,753,211	(17,998,145)	97,755,066
Mid-Cap Growth Fund	193,087,250	27,383,167	(3,744,519)	23,638,648
Small-Cap Growth Fund	224,751,746	37,513,317	(5,940,279)	31,573,038
International Stock Fund	412,782,154	55,180,598	(5,292,635)	49,887,963
Government Income Fund	1,017,595,369	1,041,596	(10,357,428)	(9,315,832)
Intermediate Bond Fund	1,010,724,628	520,430	(9,499,913)	(8,979,483)
Intermediate Tax-Free Fund	82,385,047	1,020,768	(849,965)	170,803
Short-Term Income Fund	146,650,573	53,804	(3,928,702)	(3,874,898)
Government Money Market Fund*	166,954,667	—	—	—
Prime Money Market Fund*	3,978,822,261	—	—	—
Tax-Free Money Market Fund*	284,822,167	—	—	—

*	at amortized cost

2. Securities Lending

The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Illsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of May 31, 2006, the value of securities loaned and the payable on collateral due to broker were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker
Large-Cap Value	$47,296,641	$48,805,607
Large-Cap Growth	20,663,308	21,322,549
Mid-Cap Value	82,090,284	84,709,295
Mid-Cap Growth	29,230,780	30,163,356
Small-Cap Growth	54,993,798	56,748,327
International Stock	50,501,722	52,112,932
Government Income	227,174,240	234,422,027
Intermediate Bond	258,995,433	267,258,442
Short-Term Income	22,156,765	22,863,655

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending at May 31, 2006 are as follows (1):

	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Total
Alliance & Leicester PLC, 5.059%, 6/1/2006	$1,192,700	$521,075	$2,070,104	$737,124	$1,386,801	$1,273,522	$5,728,745	$6,531,193	$558,736	$20,000,000
Allstate Life Global Fd II, 5.141%, 6/18/2006	1,192,700	521,075	2,070,104	737,124	1,386,801	1,273,522	5,728,745	6,531,193	558,736	20,000,000
American Express Credit, 5.159%, 6/5/2006	1,194,212	521,736	2,072,731	738,060	1,388,561	1,275,139	5,736,015	6,539,481	559,445	20,025,380
Bank of America NA, 5.065%, 7/26/2006	1,192,616	521,039	2,069,961	737,074	1,386,705	1,273,435	5,728,350	6,530,742	558,698	19,998,620
Barclays Capital Repo, 5.000%, 6/1/2006	5,963,493	2,605,375	10,350,520	3,685,622	6,934,005	6,367,612	28,643,726	32,655,966	2,793,681	100,000,000
Bayerische Landesbank NY, 5.101%, 6/24/2006	1,192,700	521,075	2,070,104	737,124	1,386,801	1,273,522	5,728,745	6,531,193	558,736	20,000,000
Bear Stearns Co., 5.109%, 6/5/2006	895,059	391,041	1,553,510	553,175	1,040,725	955,715	4,299,137	4,901,334	419,304	15,009,000
Bear Stearns Co., 5.131%, 6/28/2006	357,809	156,323	621,031	221,137	416,040	382,057	1,718,624	1,959,358	167,621	6,000,000
BMW US Capital LLC, 5.081%, 6/15/2006	1,311,968	573,183	2,277,114	810,837	1,525,481	1,400,875	6,301,620	7,184,312	614,610	22,000,000
Canadian Imperial Bank, 5.161%, 6/15/2006	894,524	390,806	1,552,578	552,843	1,040,101	955,142	4,296,559	4,898,395	419,052	15,000,000
CIT Group, Inc., 5.270%, 6/1/2006	1,192,708	521,079	2,070,121	737,130	1,386,812	1,273,533	5,728,791	6,531,245	558,741	20,000,160
Deutsche Bank Repo, 5.030%, 6/1/2006	5,963,493	2,605,375	10,350,520	3,685,622	6,934,005	6,367,612	28,643,726	32,655,966	2,793,681	100,000,000
GE Capital Corp., 5.181%, 6/17/2006	894,876	390,959	1,553,187	553,060	1,040,508	955,516	4,298,243	4,900,315	419,216	15,005,880
Goldman Sachs Group, 5.181%, 6/16/2006	1,194,256	521,755	2,072,806	738,086	1,388,611	1,275,184	5,736,221	6,539,716	559,465	20,026,100
HBOS Treasury Services PLC, 5.073%, 6/1/2006	1,192,700	521,075	2,070,104	737,124	1,386,801	1,273,522	5,728,745	6,531,193	558,736	20,000,000
HSBC Finance Corp., 5.111%, 6/24/2006	894,600	390,839	1,552,708	552,890	1,040,188	955,222	4,296,920	4,898,806	419,087	15,001,260
HSH Nordbank NY, 5.080%, 6/23/2006	1,193,223	521,304	2,071,015	737,449	1,387,411	1,274,083	5,731,266	6,534,067	558,982	20,008,800
IBM Corp., 5.059%, 6/8/2006	1,192,923	521,174	2,070,495	737,264	1,387,063	1,273,763	5,729,828	6,532,428	558,842	20,003,780
Irish Life & Permanent, 5.081%, 6/22/2006	1,192,533	521,003	2,069,818	737,023	1,386,610	1,273,347	5,727,955	6,530,292	558,659	19,997,240
Jackson National Life Global, 5.171%, 6/21/2006	1,192,723	521,085	2,070,145	737,139	1,386,829	1,273,548	5,728,860	6,531,324	558,747	20,000,400
Liquid Funding LTD, 5.061%, 6/14/2006	894,524	390,806	1,552,578	552,843	1,040,101	955,142	4,296,559	4,898,395	419,052	15,000,000
Merrill Lynch & Co., 5.280%, 6/11/2006	1,194,718	521,957	2,073,609	738,372	1,389,149	1,275,679	5,738,444	6,542,250	559,682	20,033,860
Metlife Insurance FA, 5.103%, 6/1/2006	1,192,700	521,075	2,070,104	737,124	1,386,801	1,273,522	5,728,745	6,531,193	558,736	20,000,000
Monumental Life FA, 5.191%, 6/15/2006	894,524	390,806	1,552,578	552,843	1,040,101	955,142	4,296,559	4,898,395	419,052	15,000,000
Morgan Stanley CP, 5.123%, 6/1/2006	1,192,700	521,075	2,070,104	737,124	1,386,801	1,273,522	5,728,745	6,531,193	558,736	20,000,000
Natexis Banq Populair NY, 5.080%, 6/23/2006	894,524	390,806	1,552,578	552,843	1,040,101	955,142	4,296,559	4,898,395	419,052	15,000,000
National Rural Utilities Co-op 5.070%, 6/1/2006	596,230	260,485	1,034,845	368,489	693,262	636,634	2,863,800	3,264,943	279,312	9,998,000
Northern Rock PLC, 5.080%, 6/3/2006	1,192,748	521,096	2,070,187	737,154	1,386,856	1,273,573	5,728,974	6,531,454	558,758	20,000,800
Provident Money Market Fund, 4.904%, 6/1/2006	2,344,009	1,024,068	4,068,371	1,448,669	2,725,477	2,502,851	11,258,691	12,835,740	1,098,083	39,305,959
Prudential Funding, 5.106%, 6/15/2006	1,192,700	521,075	2,070,104	737,124	1,386,801	1,273,522	5,728,745	6,531,193	558,736	20,000,000
RMAC 2004-NS2A A1, 5.080%, 6/12/2006	355,925	155,499	617,760	219,973	413,849	380,044	1,709,571	1,949,037	166,738	5,968,396
SLM Corp., 5.081%, 6/20/2006	1,193,045	521,227	2,070,706	737,339	1,387,205	1,273,893	5,730,412	6,533,094	558,899	20,005,820
Treasury Bank, 5.161%, 6/22/2006	1,192,700	521,075	2,070,104	737,124	1,386,801	1,273,522	5,728,745	6,531,193	558,736	20,000,000
Wachovia, 5.170%, 6/1/2006	894,524	390,806	1,552,578	552,843	1,040,101	955,142	4,296,559	4,898,395	419,052	15,000,000
Wells Fargo & Co., 5.073%, 6/2/2006	596,867	260,764	1,035,951	368,883	694,003	637,315	2,866,862	3,268,434	279,611	10,008,690
Westlb AG NY FRN, 5.120%, 6/10/2006	894,707	390,886	1,552,896	552,957	1,040,314	955,338	4,297,440	4,899,399	419,138	15,003,075
Westpac Bank NY, 4.930%, 6/18/2006	596,646	260,667	1,035,566	368,745	693,745	637,078	2,865,796	3,267,220	279,507	10,004,970

Total	$48,805,607	$21,322,549	$84,709,295	$30,163,356	$56,748,327	$52,112,932	$234,422,027	$267,258,442	$22,863,655	$818,406,190

(1)	The collateral pool is managed by the Fund Manager of the Short-Term Income, Government Money Market and Prime Money Market Funds, at no cost to the Funds.

3. Written Options Contracts

All Funds except the Government Money Market Fund, Prime Money Market Fund and Tax-Free Money Market Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended February 28, 2006, the Large-Cap Value Fund had $259,605 in realized gains on written options.

At May 31, 2006, the Large-Cap Value Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Archer-Daniels-Midland Co.	Call	June 2006	$50.00	100	$500	$5,450
Archer-Daniels-Midland Co.	Call	September 2006	55.00	75	4,875	(150)
NVIDIA Corp.	Call	June 2006	35.00	100	0	7,300
Phelps Dodge Corp.	Call	July 2006	110.00	100	5,500	6,200
Phelps Dodge Corp.	Call	July 2006	105.00	200	20,000	3,399
NVIDIA Corp.	PUT	June 2006	27.50	100	46,000	(37,700)
Zimmer Holdings, Inc.	PUT	January 2007	55.00	100	21,000	(4,301)

Total				775		$(19,802)

4. Futures Contracts

All Funds except the Government Money Market Fund, Prime Money Market Fund and Tax-Free Money Market Fund may purchase futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2006, the Funds had no outstanding futures contracts.

Item 2.	Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2006 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President (Principal Executive Officer)
July 24, 2006

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer (Principal Financial Officer)
July 24, 2006